UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22761
Investment Company Act file number:

Stone Ridge Trust
(Exact name of registrant as specified in charter)

405 Lexington Avenue, 55th Floor
New York, New York 10174
(Address of principal executive offices) (Zip code)

Stone Ridge Trust
405 Lexington Avenue, 55th Floor
New York, New York 10174
 (Name and address of agent for service)

1-855-609-3680
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

STONE RIDGE REINSURANCE RISK PREMIUM FUND
Schedule of Investments as of January 31, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 79.8%
Europe - 1.2%
Windstorm - 1.2%
Atlas Re VII B
3.650%, 01/07/2016 (a)(b)(c)	€2,250,000	$2,576,430
Atlas VI 2011-2 A
8.000%, 04/09/2015 (a)(b)(c)	€1,875,000	2,120,011
Calypso Capital II Class B
3.710%, 01/08/2018 (a)(b)(c)	€2,750,000	3,186,571
Green Fields II 2013-1 A
2.750%, 01/09/2017 (a)(b)(c)	€2,250,000	2,580,879
Pylon II A
5.500%, 05/05/2016 (a)(b)(c)	€1,000,000	1,168,076
		11,631,967
Global - 24.4%
Earthquake - 0.5%
Market Re 2014-4 Class A
4.000%, 07/15/2016 (a)(b)(c)	$2,121,000	2,135,847
Market Re 2014-4 Class B
4.000%, 07/15/2016 (a)(b)(c)	771,000	776,397
Tramline Re II 2013-1 A
3.260%, 07/07/2017 (a)(b)(c)	1,750,000	1,735,562
Mortality/Longevity - 1.7%		4,647,806
Chesterfield Re 2014-1
4.500%, 12/15/2034 (a)(c)	12,694,000	12,719,388
Vitality Re VI Class B
2.110%, 01/08/2019 (a)(b)(c)	3,000,000	2,995,500
Multiperil - 21.4%		15,714,888
Blue Danube 2012-1 B
10.754%, 04/10/2015 (a)(b)(c)	2,298,000	2,325,461
Blue Danube 2012-1 Class A
6.004%, 04/10/2015 (a)(b)(c)	2,500,000	2,509,250
Blue Danube II 2013-1 A
4.279%, 05/23/2016 (a)(b)(c)	10,042,000	10,096,227
Galileo Re 2013-1
7.410%, 01/09/2017 (a)(b)(c)	5,500,000	5,662,525
Galileo Re 2015-1 Class A
13.510%, 01/08/2018 (a)(b)(c)	8,929,000	8,929,000
Kilimanjaro Re 2014-1 Class B
4.510%, 04/30/2018 (a)(b)(c)	13,802,000	13,917,937
Kilimanjaro Re 2014-2 Class C
3.760%, 11/25/2019 (a)(b)(c)	28,158,000	28,134,066
Loma Re 2013-1 A
8.265%, 01/08/2018 (a)(b)(c)	2,271,000	2,399,879
Loma Re 2013-1 B
10.565%, 01/08/2018 (a)(b)(c)	6,814,000	7,267,812
Loma Re 2013-1 C
16.495%, 01/08/2018 (a)(b)(c)	11,781,000	12,511,422
Mythen Re 2012-2 A
8.557%, 01/05/2017 (a)(b)(c)	578,000	609,848
Tradewynd Re 2013-1 1
8.710%, 07/09/2018 (a)(b)(c)	10,357,000	11,490,056
Tradewynd Re 2013-2 3-A
5.990%, 01/09/2017 (a)(b)(c)	12,481,000	12,850,438
Tradewynd Re 2013-2 3-B
6.550%, 01/09/2017 (a)(b)(c)	10,698,000	10,993,265
Tradewynd Re 2014-1 Class 3-A
5.005%, 01/08/2018 (a)(b)(c)	10,554,000	10,550,834
Tradewynd Re 2014-1 Class 3-B
7.005%, 01/08/2018 (a)(b)(c)	28,143,000	28,304,822
Tramline Re II 2014-1 Class A
9.755%, 01/04/2019 (a)(b)(c)	18,115,000	18,363,175
Venterra Re 2013-1 A
3.760%, 01/09/2017 (a)(b)(c)	14,596,000	14,865,296
Windstorm - 0.8%		201,781,313
Queen Street V
8.505%, 04/09/2015 (a)(b)(c)	1,181,000	1,188,736
Queen Street VI
10.355%, 04/09/2015 (a)(b)(c)	2,515,000	2,532,731
Queen Street VIII
6.510%, 06/08/2016 (a)(b)(c)	3,250,000	3,302,162
		7,023,629
		229,167,636

Japan - 2.9%
Earthquake - 2.9%
Kizuna Re II Class A
2.260%, 04/06/2018 (a)(b)(c)	6,750,000	6,761,475
Kizuna Re II Class B
2.510%, 04/06/2018 (a)(b)(c)	4,500,000	4,510,350
Nakama Re
2.510%, 04/13/2018 (a)(b)(c)	4,250,000	4,287,612
Nakama Re 2013-1
2.760%, 09/29/2016 (a)(b)(c)	6,500,000	6,555,575
Nakama Re 2014-2 Class 2
2.880%, 01/16/2019 (a)(b)(c)	5,250,000	5,269,163
		27,384,175
Mexico - 0.9%
Earthquake - 0.7%
MultiCat Mexico 2012-1 A
8.005%, 12/04/2015 (a)(b)(c)	6,199,000	6,316,781
Windstorm - 0.2%
MultiCat Mexico 2012-1 B
7.760%, 12/04/2015 (a)(b)(c)	1,875,000	1,915,687
MultiCat Mexico 2012-1 C
7.510%, 12/04/2015 (a)(b)(c)	541,000	543,597
		2,459,284
		8,776,065
Turkey - 1.9%
Earthquake - 1.9%
Bosphorus 1 Re 2013-1 A
2.510%, 05/03/2016 (a)(b)(c)	18,000,000	17,998,200

United States - 48.5%
Earthquake - 6.4%
Embarcadero Re 2012-1 A
7.391%, 02/13/2015 (a)(b)(c)	1,647,000	1,647,165
Embarcadero Re 2012-2 A
5.010%, 08/07/2015 (a)(b)(c)	10,750,000	10,766,662
Golden State Re II
2.210%, 01/08/2019 (a)(b)(c)	4,200,000	4,193,070
Lakeside Re III
8.010%, 01/08/2016 (a)(b)(c)	10,975,000	11,375,039
Merna Re IV
2.505%, 04/08/2016 (a)(b)(c)	6,250,000	6,292,187
Ursa Re 2014-1 Class A
3.505%, 12/07/2017 (a)(b)(c)	5,631,000	5,632,126
Ursa Re 2014-1 Class B
5.010%, 12/07/2017 (a)(b)(c)	20,237,000	20,274,438
Multiperil - 26.1%		60,180,687
Atlas Re VII A
8.125%, 01/07/2016 (a)(b)(c)	1,772,000	1,811,604
Caelus Re 2013-1 A
5.260%, 03/07/2016 (a)(b)(c)	6,021,000	6,102,886
Caelus Re 2013-2 A
6.860%, 04/07/2017 (a)(b)(c)	20,494,000	21,478,737
East Lane IV 2011-1 B
6.655%, 03/13/2015 (a)(b)(c)	4,238,000	4,257,707
East Lane Re VI
2.760%, 03/14/2018 (a)(b)(c)	14,467,000	14,461,937
Ibis Re II 2013-1 A
4.005%, 06/28/2016 (a)(b)(c)	3,250,000	3,297,775
Ibis Re II 2013-1 B
4.510%, 06/28/2016 (a)(b)(c)	4,500,000	4,568,400
Ibis Re II 2013-1 C
8.010%, 06/28/2016 (a)(b)(c)	3,250,000	3,384,712
Mona Lisa Re 2013-2 A
7.310%, 07/07/2017 (a)(b)(c)	16,164,000	17,246,180
Mystic Re III 2012-1 B
12.010%, 03/12/2015 (a)(b)(c)	2,024,000	2,042,115
Northshore Re 2013-1 A
7.260%, 07/05/2016 (a)(b)(c)	14,621,000	15,180,984
Residential Re 2011-1 1
9.010%, 06/06/2015 (a)(b)(c)	1,186,000	1,213,219
Residential Re 2011-1 5
8.760%, 06/06/2015 (a)(b)(c)	577,000	588,280
Residential Re 2011-2 1
8.910%, 12/06/2015 (a)(b)(c)	2,358,000	2,403,391
Residential Re 2012-1 3
10.010%, 06/06/2016 (a)(b)(c)	2,332,000	2,522,641
Residential Re 2012-2 2
5.760%, 12/06/2016 (a)(b)(c)	1,149,000	1,191,168
Residential Re 2012-2 4
19.005%, 12/06/2016 (a)(b)(c)	2,570,000	2,846,917
Residential Re 2013-1 11

8.005%, 06/06/2017 (a)(b)(c)	23,100,000	24,488,310
Residential Re 2013-1 3
9.260%, 06/06/2017 (a)(b)(c)	12,600,000	13,349,070
Residential Re 2013-2 1
20.010%, 12/06/2017 (a)(b)(c)	4,580,000	4,682,821
Residential Re 2013-2 4
5.260%, 12/06/2017 (a)(b)(c)	3,600,000	3,621,240
Residential Re 2014-1 10
15.010%, 06/06/2018 (a)(b)(c)	9,197,000	9,335,415
Residential Re 2014-1 13
3.510%, 06/06/2018 (a)(b)(c)	2,544,000	2,567,532
Residential Re 2014-2 Class 4
4.810%, 12/06/2018 (a)(b)(c)	5,653,000	5,625,583
Riverfront Re 2014
4.005%, 01/06/2017 (a)(b)(c)	4,512,000	4,517,189
Sanders Re 2013-1 A
3.510%, 05/05/2017 (a)(b)(c)	22,000,000	22,007,700
Sanders Re 2013-1 B
4.010%, 05/05/2017 (a)(b)(c)	8,110,000	8,118,516
Sanders Re 2014-1 B
3.005%, 05/25/2018 (a)(b)(c)	18,750,000	18,549,375
Sanders Re 2014-1 C
3.260%, 05/25/2018 (a)(b)(c)	19,000,000	18,857,500
Sanders Re 2014-2
3.905%, 06/07/2017 (a)(b)(c)	4,247,000	4,290,532
Skyline Re 2014-1 A
14.010%, 01/23/2017 (a)(b)(c)	1,426,000	1,494,448
Windstorm - 16.0%		246,103,884
Alamo Re Ltd.
6.355%, 06/07/2017 (a)(b)(c)	12,108,000	12,571,736
Armor Re Ltd.
4.010%, 12/15/2016 (a)(b)(c)	9,300,000	9,332,550
Citrus Re 2014-1
4.260%, 04/18/2017 (a)(b)(c)	7,052,000	7,026,613
Citrus Re 2014-2
3.755%, 04/24/2017 (a)(b)(c)	1,410,000	1,406,616
Everglades Re 2013-1 A
9.460%, 03/28/2016 (a)(b)(c)	12,600,000	13,168,260
Everglades Re 2014
7.510%, 04/28/2017 (a)(b)(c)	28,200,000	29,454,900
Gator Re 2014
6.690%, 01/09/2017 (a)(b)(c)	13,750,000	12,366,750
Kilimanjaro Re 2014-1 Class A
4.760%, 04/30/2018 (a)(b)(c)	9,269,000	9,432,598
Long Point Re III 2013-1 A
3.970%, 05/18/2016 (a)(b)(c)	13,639,000	13,808,806
Metrocat Re 2013-1 A
4.505%, 08/05/2016 (a)(b)(c)	3,750,000	3,846,000
Mythen Re 2013-1 B
8.010%, 07/09/2015 (a)(b)(c)	9,700,000	9,949,290
Pelican Re 2013-1 A
6.010%, 05/15/2017 (a)(b)(c)	8,862,000	9,171,727
Queen City
3.510%, 01/06/2017 (a)(b)(c)	10,000,000	9,958,000
Tar Heel 2013-1 A
8.510%, 05/09/2016 (a)(b)(c)	8,289,000	8,683,556
		150,177,402
		456,461,973
TOTAL EVENT LINKED BONDS (Cost $741,028,051)		751,420,016

PARTICIPATION NOTES (QUOTA SHARES) - 11.1%
Global - 6.9%
Multiperil - 6.9%
Atlas Re X Class A
04/03/2017 (a)(c)(d)(e)	24,789,000	31,703,369
Eden Re 2014-1
04/21/2017 (a)(d)(e)(f) (Cost: $6,250,000; Acquisition Date: 12/31/2013)	6,250,000	7,261,028
Eden Re 2015-1
04/19/2018 (a)(d)(e)(f) (Cost: $4,000,000; Acquisition Date: 12/29/2014)	4,000,000	4,024,231
Sector Re V LTD Series 4 Class A
03/30/2019 (a)(e)(f) (Cost: $17,875,000; Acqusition Date: 04/24/2014)	17,875,000	21,115,738
Sector Re V LTD Series 3 Class A
03/01/2018 (a)(f) (Cost: $38,859; Acqusition Date: 03/19/2013)	38,859	989,875
		65,094,241
United States - 4.2%
Multiperil - 4.2%
Sector Re V LTD Series 3 Class F
03/01/2019 (a)(f) (Cost: $35,750,000; Acquisition Date: 03/12/2013)	35,750,000	39,811,200
TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $88,702,859)		104,905,441

	SHARES
PREFERENCE SHARES (QUOTA SHARES) - 6.9%
Global - 6.9%
Multiperil - 6.9%
Biscayne (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $17,415,492; Original Aqusition Date: 04/30/2014)	17,296	18,600,370
Carpathian (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $2,000,000; Acqusition Date: 02/06/2014)	2,000	2,542,879
Hatteras (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $6,300,000; Acqusition Date: 12/30/2014)	6,300	6,377,965
Hudson Charles 2 (Mt. Logan Re) (a)(e)(f) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	9,977,132
Hudson Charles 3 (Mt. Logan Re) (a)(e)(f) (Cost: $11,904,000; Acquisition Date: 06/19/2014)	11,904	14,940,236
Hudson Paul 3 (Mt. Logan Re) (a)(e)(f) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	9,876,039
Lorenz Re Class B (a)(d)(f) (Cost: $2,250,000; Acquisition Date: 03/25/2013)	22,500	2,520,449
TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $55,994,492)		64,835,070

SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.07% (g)	4,453,442	4,453,442
First American Government Obligations Fund - Class Z - 0.01% (g)	4,453,441	4,453,441
First American Prime Obligations Fund - Class Z - 0.02% (g)	4,453,441	4,453,441
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (g)	4,453,442	4,453,442
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (g)	4,453,442	4,453,442
TOTAL SHORT-TERM INVESTMENTS (Cost $22,267,208)		22,267,208

TOTAL INVESTMENTS (Cost $907,992,610) - 100.2%		943,427,735
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(1,850,476)
TOTAL NET ASSETS - 100.0%		$941,577,259

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.
Percentages are stated as a percent of net assets.
(a)	Foreign issued security. Total foreign securities by country of domicile are $908,441,139. Foreign concentration is as follows: Bermuda: 75.7%, Cayman Islands: 19.1%, Ireland: 1.7%.
(b)	Variable rate security. The rate shown is as of January 31, 2015.
(c)
Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2015 was $783,123,385 which represented 83.2% of net assets.

(d)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $73,030,291 which represents 7.8% of net assets.
(e)	Non-income producing security.
(f)	Security is restricted to resale. The aggregate value of these securities at January 31, 2015 was $138,037,142 which represents 14.7% of net assets.
(g)	Rate shown is the 7-day effective yield.

Schedule of Open Futures Contracts (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION
United States 5-Year Treasury Note, March 2015 Settlement	100	$12,134,375	$248,336
Total Futures Contracts Sold		$12,134,375	$248,336

The accompanying footnotes are an intergral part of these Schedules of Investments.

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
Schedule of Investments as of January 31, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 78.2%
Europe - 0.3%
Windstorm - 0.3%
Atlas VI 2011-2 A
8.000%, 04/09/2015 (a)(b)(c)	€1,125,000	$1,272,006

Global - 25.3%
Earthquake - 0.3%
Market Re 2014-4 Class A
4.000%, 07/15/2016 (a)(b)(c)	$944,000	950,608
Market Re 2014-4 Class B
4.000%, 07/15/2016 (a)(b)(c)	343,000	345,401
Mortality/Longevity - 2.9%		1,296,009
Chesterfield Re 2014-1
4.500%, 12/15/2034 (a)(c)	11,470,000	11,492,940
Multiperil - 21.4%
Blue Danube 2012-1 B
10.754%, 04/10/2015 (a)(b)(c)	1,702,000	1,722,339
Blue Danube II 2013-1 A
4.279%, 05/23/2016 (a)(b)(c)	6,958,000	6,995,573
Galileo Re 2013-1
7.410%, 01/09/2017 (a)(b)(c)	4,000,000	4,118,200
Galileo Re 2015-1 Class A
13.510%, 01/08/2018 (a)(b)(c)	3,793,000	3,793,000
Kilimanjaro Re 2014-1 Class B
4.510%, 04/30/2018 (a)(b)(c)	5,944,000	5,993,930
Kilimanjaro Re 2014-2 Class C
3.760%, 11/25/2019 (a)(b)(c)	11,842,000	11,831,934
Loma Re 2013-1 A
8.265%, 01/08/2018 (a)(b)(c)	1,394,000	1,473,109
Loma Re 2013-1 B
10.565%, 01/08/2018 (a)(b)(c)	3,181,000	3,392,855
Loma Re 2013-1 C
16.495%, 01/08/2018 (a)(b)(c)	7,230,000	7,678,260
Mythen Re 2012-2 A
8.557%, 01/05/2017 (a)(b)(c)	422,000	445,252
Tradewynd Re 2013-1 1
8.710%, 07/09/2018 (a)(b)(c)	4,143,000	4,596,244
Tradewynd Re 2013-2 3-A
5.990%, 01/09/2017 (a)(b)(c)	5,019,000	5,167,562
Tradewynd Re 2013-2 3-B
6.550%, 01/09/2017 (a)(b)(c)	4,302,000	4,420,735
Tradewynd Re 2014-1 Class 3-A
5.005%, 01/08/2018 (a)(b)(c)	4,446,000	4,444,666
Tradewynd Re 2014-1 Class 3-B
7.005%, 01/08/2018 (a)(b)(c)	11,857,000	11,925,178
Tramline Re II 2014-1 Class A
9.755%, 01/04/2019 (a)(b)(c)	7,635,000	7,739,600
Windstorm - 0.7%		85,738,437
Queen Street V
8.505%, 04/09/2015 (a)(b)(c)	819,000	824,364
Queen Street VI
10.355%, 04/09/2015 (a)(b)(c)	1,735,000	1,747,232
Queen Street VIII
6.510%, 06/08/2016 (a)(b)(c)	250,000	254,013
		2,825,609
		101,352,995
Mexico - 1.6%
Earthquake - 1.2%
MultiCat Mexico 2012-1 A
8.005%, 12/04/2015 (a)(b)(c)	4,801,000	4,892,219
Windstorm - 0.4%
MultiCat Mexico 2012-1 B
7.760%, 12/04/2015 (a)(b)(c)	1,125,000	1,149,413
MultiCat Mexico 2012-1 C
7.510%, 12/04/2015 (a)(b)(c)	459,000	461,203
		1,610,616
		6,502,835
United States - 51.0%
Earthquake - 6.0%
Embarcadero Re 2012-1 A
7.391%, 02/13/2015 (a)(b)(c)	1,253,000	1,253,125
Golden State Re II
2.210%, 01/08/2019 (a)(b)(c)	2,900,000	2,895,215
Lakeside Re III
8.010%, 01/08/2016 (a)(b)(c)	8,700,000	9,017,115
Ursa Re 2014-1 Class A
3.505%, 12/07/2017 (a)(b)(c)	2,369,000	2,369,474

Ursa Re 2014-1 Class B
5.010%, 12/07/2017 (a)(b)(c)	8,513,000	8,528,749
Multiperil - 25.2%		24,063,678
Atlas Re VII A
8.125%, 01/07/2016 (a)(b)(c)	1,228,000	1,255,446
Caelus Re 2013-1 A
5.260%, 03/07/2016 (a)(b)(c)	4,229,000	4,286,514
Caelus Re 2013-2 A
6.860%, 04/07/2017 (a)(b)(c)	11,506,000	12,058,863
East Lane IV 2011-1 B
6.655%, 03/13/2015 (a)(b)(c)	1,637,000	1,644,612
East Lane Re VI
2.760%, 03/14/2018 (a)(b)(c)	6,340,000	6,337,781
Ibis Re II 2013-1 C
8.010%, 06/28/2016 (a)(b)(c)	2,000,000	2,082,900
Mona Lisa Re 2013-2 A
7.310%, 07/07/2017 (a)(b)(c)	1,836,000	1,958,920
Mystic Re III 2012-1 B
12.010%, 03/12/2015 (a)(b)(c)	1,476,000	1,489,210
Northshore Re 2013-1 A
7.260%, 07/05/2016 (a)(b)(c)	5,379,000	5,585,016
Residential Re 2011-1 1
9.010%, 06/06/2015 (a)(b)(c)	814,000	832,681
Residential Re 2011-1 5
8.760%, 06/06/2015 (a)(b)(c)	423,000	431,270
Residential Re 2011-2 1
8.910%, 12/06/2015 (a)(b)(c)	1,642,000	1,673,609
Residential Re 2012-1 3
10.010%, 06/06/2016 (a)(b)(c)	1,668,000	1,804,359
Residential Re 2012-2 2
5.760%, 12/06/2016 (a)(b)(c)	851,000	882,232
Residential Re 2012-2 4
19.005%, 12/06/2016 (a)(b)(c)	1,780,000	1,971,795
Residential Re 2013-1 11
8.005%, 06/06/2017 (a)(b)(c)	15,400,000	16,325,540
Residential Re 2013-1 3
9.260%, 06/06/2017 (a)(b)(c)	8,400,000	8,899,380
Residential Re 2013-2 1
20.010%, 12/06/2017 (a)(b)(c)	2,420,000	2,474,329
Residential Re 2013-2 4
5.260%, 12/06/2017 (a)(b)(c)	1,900,000	1,911,210
Residential Re 2014-1 10
15.010%, 06/06/2018 (a)(b)(c)	3,965,000	4,024,673
Residential Re 2014-1 13
3.510%, 06/06/2018 (a)(b)(c)	1,097,000	1,107,147
Residential Re 2014-2 Class 4
4.810%, 12/06/2018 (a)(b)(c)	2,347,000	2,335,617
Riverfront Re 2014
4.005%, 01/06/2017 (a)(b)(c)	1,966,000	1,968,261
Sanders Re 2013-1 B
4.010%, 05/05/2017 (a)(b)(c)	6,890,000	6,897,235
Sanders Re 2014-1 D
3.905%, 05/28/2019 (a)(b)(c)	8,705,000	8,681,932
Sanders Re 2014-2
3.905%, 06/07/2017 (a)(b)(c)	1,826,000	1,844,717
Skyline Re 2014-1 A
14.010%, 01/23/2017 (a)(b)(c)	408,000	427,584
Windstorm - 19.8%		101,192,833
Armor Re Ltd.
4.010%, 12/15/2016 (a)(b)(c)	15,700,000	15,754,950
Citrus Re 2014-1
4.260%, 04/18/2017 (a)(b)(c)	3,038,000	3,027,063
Citrus Re 2014-2
3.755%, 04/24/2017 (a)(b)(c)	607,000	605,543
Everglades Re 2013-1 A
9.460%, 03/28/2016 (a)(b)(c)	8,400,000	8,778,840
Everglades Re 2014
7.510%, 04/28/2017 (a)(b)(c)	24,042,000	25,111,869
Gator Re 2014
6.690%, 01/09/2017 (a)(b)(c)	6,026,000	5,419,784
Kilimanjaro Re 2014-1 Class A
4.760%, 04/30/2018 (a)(b)(c)	3,991,000	4,061,441
Long Point Re III 2013-1 A
3.970%, 05/18/2016 (a)(b)(c)	2,861,000	2,896,619
Mythen Re 2013-1 B
8.010%, 07/09/2015 (a)(b)(c)	300,000	307,710
Pelican Re 2013-1 A
6.010%, 05/15/2017 (a)(b)(c)	7,388,000	7,646,211
Tar Heel 2013-1 A
8.510%, 05/09/2016 (a)(b)(c)	5,711,000	5,982,844
		79,592,874
		204,849,385
TOTAL EVENT LINKED BONDS (Cost $307,761,076)		313,977,221

PARTICIPATION NOTES (QUOTA SHARES) - 11.4%
Global - 7.4%
Multiperil - 7.4%
Atlas Re X Class A
04/03/2017 (a)(c)(d)(e)	15,211,000	19,453,788
Eden Re 2015-1
04/19/2018 (a)(d)(e)(f) (Cost: $1,500,000; Acquisition Date: 12/29/2014)	1,500,000	1,509,086
Sector Re V LTD Series 4 Class A
03/30/2019 (a)(d)(f) (Cost: $7,125,000; Acquisition Date: 04/24/2014)	7,125,000	8,416,763
Sector Re V LTD Series 3 Class A
03/01/2018 (a)(f) (Cost: $15,489; Acquisition Date: 03/19/2013)	15,489	394,565
		29,774,202
United States - 4.0%
Multiperil - 4.0%
Sector Re V LTD Series 3 Class F
03/01/2019 (a)(f) (Cost: $14,250,000; Acquisition Date: 03/12/2013)	14,250,000	15,868,800
TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $38,101,489)		45,643,002

	SHARES
PREFERENCE SHARES (QUOTA SHARES) - 7.0%
Global - 7.0%
Multiperil - 7.0%
Biscayne (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $10,874,225; Original Acquisition Date: 04/30/2014)	10,896	11,718,338
Carpathian (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $2,000,000; Acquisition Date: 02/06/2014)	2,000	2,542,879
Hudson Charles 2 (Mt. Logan Re) (a)(d)(f) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	4,296,509
Hudson Charles 3 (Mt. Logan Re) (a)(d)(f) (Cost: $3,446,000; Acquisition Date: 06/19/2014)	3,446	4,324,937
Hudson Paul 3 (Mt. Logan Re) (a)(d)(f) (Cost: $3,472,000; Acqusition Date: 04/02/2014)	3,472	4,252,975
Lorenz Re Class B (a)(e)(f) (Cost: $750,000; Acquisition Date: 03/25/2013)	7,500	840,150
TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $24,014,225)		27,975,788

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.07% (g)	3,012,973	3,012,973
First American Government Obligations Fund - Class Z - 0.01% (g)	3,012,973	3,012,973
First American Prime Obligations Fund - Class Z - 0.02% (g)	3,012,973	3,012,973
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (g)	3,012,973	3,012,973
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (g)	3,012,973	3,012,973
TOTAL SHORT-TERM INVESTMENTS (Cost $15,064,865)		15,064,865

TOTAL INVESTMENTS (Cost $384,941,655) - 100.4%		402,660,876
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(1,392,045)
TOTAL NET ASSETS - 100.0%		$401,268,831

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.
Percentages are stated as a percent of net assets.
(a)	Foreign issued security. Total foreign securities by country of domicile are $376,103,071. Foreign concentration is as follows: Bermuda: 70.1%, Cayman Islands: 22.5%, Ireland: 1.1%.
(b)	Variable rate security. The rate shown is as of January 31, 2015.
(c)
Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2015 was $333,431,009 which represented 83.1% of net assets.

(d)	Non-income producing security.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $36,064,241 which represents 9.0% of net assets.
(f)	Security is restricted to resale. The aggregate value of these securities at January 31, 2015 was $54,165,002 which represents 13.5% of net assets.
(g)	Rate shown is the 7-day effective yield.

Schedule of Open Futures Contracts (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION
United States 5-Year Treasury Note, March 2015 Settlement	90	$10,920,938	$252,612
Total Futures Contracts Sold		$10,920,938	$252,612

The accompanying footnotes are an intergral part of these Schedules of Investments.

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND
Schedule of Investments as of January 31, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 19.0%
Automobiles & Components - 0.4%
Delphi Automotive PLC (a)(b)	2,900	$199,317
Ford Motor Co. (b)	9,100	133,861
General Motors Co. (b)	5,700	185,934
Goodyear Tire & Rubber Co. (b)	8,800	213,312
Harley-Davidson, Inc. (b)	200	12,340
Johnson Controls, Inc. (b)	3,400	157,998
Lear Corp. (b)	2,000	200,700
Tesla Motors, Inc. (b)(c)	2,300	468,280
		1,571,742
Banks - 0.3%
Bank of America Corp. (b)	10,000	151,500
Citigroup, Inc. (b)	2,600	122,070
City National Corp. (b)	100	8,669
Comerica, Inc. (b)	200	8,300
Cullen Frost Bankers, Inc. (b)	1,500	93,450
JPMorgan Chase & Co. (b)	2,800	152,264
M&T Bank Corp. (b)	1,600	181,056
Popular, Inc. (a)(b)(c)	145	4,470
Signature Bank - New York (b)(c)	1,500	175,695
SunTrust Banks, Inc. (b)	3,700	142,154
Wells Fargo & Co. (b)	2,800	145,376
Zions Bancorporation (b)	1,000	23,960
		1,208,964
Capital Goods - 1.2%
3M Co. (b)	1,700	275,910
AECOM Technology Corp. (b)(c)	5,300	134,726
Alliant Techsystems, Inc. (b)	300	39,093
Boeing Co. (b)	1,800	261,666
Caterpillar, Inc. (b)	2,400	191,928
Colfax Corp. (b)(c)	1,300	58,903
Cummins, Inc. (b)	1,400	195,244
Danaher Corp. (b)	1,300	107,094
Deere & Co. (b)	2,600	221,494
Eaton Corp. PLC (a)(b)	1,600	100,944
Fluor Corp. (b)	2,800	150,052
General Electric Co. (b)	8,300	198,287
Honeywell International, Inc. (b)	1,600	156,416
Joy Global, Inc. (b)	3,600	150,984
Lennox International, Inc. (b)	900	88,479
Lockheed Martin Corp. (b)	1,300	244,881
Navistar International Corp. (b)(c)	3,300	97,086
Nordson Corp. (b)	300	21,858
NOW, Inc. (b)(c)	25	624
Pall Corp. (b)	1,700	164,492
Raytheon Co. (b)	600	60,030
Rockwell Collins, Inc. (b)	1,321	113,104
Roper Industries, Inc. (b)	1,451	223,947
SolarCity Corp. (b)(c)	2,725	132,462
Spirit AeroSystems Holdings, Inc. (b)(c)	4,700	211,688
Teledyne Technologies, Inc. (b)(c)	400	38,016
Terex Corp. (b)	1,200	26,976
Textron, Inc. (b)	5,900	251,104
TransDigm Group, Inc. (b)	400	82,212
United Rentals, Inc. (b)(c)	2,700	223,695
United Technologies Corp. (b)	1,500	172,170
Valmont Industries, Inc. (b)	400	48,048
Veritiv Corp. (b)(c)	8	407
		4,444,020
Commercial & Professional Services - 0.0%
ADT Corp. (b)	800	27,520
RR Donnelley & Sons Co. (b)	1,000	16,470
		43,990
Consumer Durables & Apparel - 0.8%
Coach, Inc. (b)	1,500	55,785
DR Horton, Inc. (b)	11,200	274,624
Fossil Group, Inc. (b)(c)	2,142	209,488
Garmin Ltd. (a)(b)	3,933	205,932
Hanesbrands, Inc. (b)	2,200	245,036

Harman International Industries, Inc. (b)	2,190	283,890
Michael Kors Holdings Ltd. (a)(b)(c)	2,000	141,580
NIKE, Inc. (b)	2,700	249,075
PulteGroup, Inc. (b)	11,800	242,962
Tempur Sealy International, Inc. (b)(c)	3,250	178,847
Toll Brothers, Inc. (b)(c)	5,400	186,948
Under Armour, Inc. (b)(c)	6,200	446,896
VF Corp. (b)	3,200	221,984
		2,943,047
Consumer Services - 0.6%
Apollo Education Group, Inc. (b)(c)	6,977	176,239
Caesars Entertainment Corp. (b)(c)	600	6,534
Chipotle Mexican Grill, Inc. (b)(c)	500	354,920
H&R Block, Inc. (b)	6,300	215,964
Hilton Worldwide Holdings, Inc. (b)(c)	8,200	212,954
Las Vegas Sands Corp. (b)	2,600	141,362
Marriott International, Inc. (b)	701	52,224
McDonald's Corp. (b)	1,800	166,392
MGM Resorts International (b)(c)	7,400	144,152
Royal Caribbean Cruises Ltd. (a)(b)	3,400	256,870
Starbucks Corp. (b)	2,300	201,319
Starwood Hotels & Resorts Worldwide, Inc. (b)	2,400	172,728
Wynn Resorts Ltd. (b)	1,000	147,950
Yum! Brands, Inc. (b)	870	62,884
		2,312,492
Diversified Financials - 0.6%
Affiliated Managers Group, Inc. (b)(c)	700	143,864
American Express Co. (b)	2,000	161,380
Ameriprise Financial, Inc. (b)	1,609	201,029
Bank of New York Mellon Corp. (b)	7,200	259,200
BlackRock, Inc. (b)	200	68,102
Capital One Financial Corp. (b)	400	29,284
CME Group, Inc. (b)	2,100	179,130
Discover Financial Services (b)	2,700	146,826
E*Trade Financial Corp. (b)(c)	1,000	23,050
Goldman Sachs Group, Inc. (b)	1,500	258,615
McGraw Hill Financial, Inc. (b)	500	44,720
Moody's Corp. (b)	2,300	210,059
Morgan Stanley (b)	6,100	206,241
NASDAQ OMX Group, Inc. (b)	300	13,680
Northern Trust Corp. (b)	2,900	189,602
TD Ameritrade Holding Corp. (b)	5,901	191,133
		2,325,915
Energy - 1.4%
Anadarko Petroleum Corp. (b)	1,800	147,150
Apache Corp. (b)	2,100	131,397
Atwood Oceanics, Inc. (b)	100	2,858
Baker Hughes, Inc. (b)	3,300	191,367
California Resources Corp. (b)(c)	880	4,506
Cameron International Corp. (b)(c)	2,700	120,906
Cheniere Energy, Inc. (b)(c)	6,600	471,108
Chesapeake Energy Corp. (b)	1,000	19,180
Chevron Corp. (b)	1,500	153,795
Cimarex Energy Co. (b)	1,052	108,566
Concho Resources, Inc. (b)(c)	1,800	199,530
ConocoPhillips (b)	2,300	144,854
CONSOL Energy, Inc. (b)	600	17,370
Continental Resources, Inc. (b)(c)	600	27,240
CVR Energy, Inc. (b)	4,600	176,272
Devon Energy Corp. (b)	3,000	180,810
Dresser-Rand Group, Inc. (b)(c)	100	8,008
Energen Corp. (b)	2,500	158,550
EOG Resources, Inc. (b)	2,100	186,963
EQT Corp. (b)	2,000	148,880
Exxon Mobil Corp. (b)	1,700	148,614
FMC Technologies, Inc. (b)(c)	300	11,244
Golar LNG Ltd. (a)(b)	300	8,508
Halliburton Co. (b)	3,000	119,970
Helmerich & Payne, Inc. (b)	2,100	125,076
Hess Corp. (b)	800	53,992
HollyFrontier Corp. (b)	2,300	82,616
Kinder Morgan, Inc. (b)	100	4,105
Marathon Oil Corp. (b)	4,400	117,040
Marathon Petroleum Corp. (b)	2,900	268,511

National Oilwell Varco, Inc. (b)	2,700	146,961
Newfield Exploration Co. (b)(c)	1,500	44,670
Oasis Petroleum, Inc. (b)(c)	3,720	49,997
Occidental Petroleum Corp. (b)	2,200	176,000
Peabody Energy Corp. (b)	5,900	36,757
Phillips 66 (b)	3,600	253,152
Pioneer Natural Resources Co. (b)	1,100	165,583
Schlumberger Ltd. (a)(b)	2,000	164,780
Seadrill Ltd. (a)(b)	3,300	35,442
Seventy Seven Energy, Inc. (b)(c)	422	1,667
SM Energy Co. (b)	2,400	90,768
Southwestern Energy Co. (b)(c)	1,500	37,185
Targa Resources Corp. (b)	22	1,910
Tesoro Corp. (b)	3,400	277,882
Valero Energy Corp. (b)	600	31,728
Whiting Petroleum Corp. (b)(c)	3	90
Williams Cos., Inc. (b)	4,600	201,756
		5,255,314
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. (b)	1,500	214,485
CVS Health Corp. (b)	2,700	265,032
Kroger Co. (b)	4,800	331,440
Rite Aid Corp. (b)(c)	30,100	210,098
Walgreens Boots Alliance, Inc. (b)	2,500	184,375
Wal-Mart Stores, Inc. (b)	2,800	237,944
Whole Foods Market, Inc. (b)	3,014	157,014
		1,600,388
Food, Beverage & Tobacco - 0.7%
Altria Group, Inc. (b)	5,000	265,500
Archer-Daniels-Midland Co. (b)	5,500	256,465
Coca-Cola Co. (b)	2,900	119,393
Coca-Cola Enterprises, Inc. (b)	1,200	50,520
JM Smucker Co. (b)	1,800	185,670
Keurig Green Mountain, Inc. (b)	4,100	502,496
Lorillard, Inc. (b)	1,000	65,610
Mead Johnson Nutrition Co. (b)	800	78,792
Mondelez International, Inc. (b)	4,000	140,960
Monster Beverage Corp. (b)(c)	2,300	268,985
PepsiCo., Inc. (b)	2,100	196,938
Philip Morris International, Inc. (b)	1,600	128,384
Pilgrim's Pride Corp. (b)	4,656	126,411
Tyson Foods, Inc. (b)	5,001	195,239
		2,581,363
Health Care Equipment & Services - 1.5%
Abbott Laboratories (b)	5,400	241,704
Aetna, Inc. (b)	2,601	238,824
AmerisourceBergen Corp. (b)	2,700	256,635
Anthem, Inc. (b)	2,100	283,416
Athenahealth, Inc. (b)(c)	2,100	293,391
Baxter International, Inc. (b)	2,800	196,868
Becton, Dickinson & Co. (b)	1,500	207,120
Brookdale Senior Living, Inc. (b)(c)	800	27,000
C.R. Bard, Inc. (b)	1,410	241,152
Cardinal Health, Inc. (b)	100	8,319
Catamaran Corp. (a)(b)(c)	100	4,991
Centene Corp. (b)(c)	2,600	283,816
Cigna Corp. (b)	2,600	277,758
Community Health Systems, Inc. (b)(c)	429	20,193
Cooper Cos., Inc. (b)	1,500	236,475
DaVita HealthCare Partners, Inc. (b)(c)	2,007	150,645
Edwards Lifesciences Corp. (b)(c)	800	100,280
Envision Healthcare Holdings, Inc. (b)(c)	100	3,438
Express Scripts Holding Co. (b)(c)	3,300	266,343
Halyard Health, Inc. (b)(c)	212	9,449
Health Net, Inc. (b)(c)	2,857	154,764
Hologic, Inc. (b)(c)	7,700	233,810
Humana, Inc. (b)	2,188	320,411
Intuitive Surgical, Inc. (b)(c)	500	247,240
Laboratory Corp. of America Holdings (b)(c)	100	11,478
McKesson Corp. (b)	1,100	233,915
Medtronic PLC (a)(b)	2,296	163,906
Quest Diagnostics, Inc. (b)	2,000	142,140
Sirona Dental Systems, Inc. (b)(c)	99	8,932
St. Jude Medical, Inc. (b)	2,900	191,023

Team Health Holdings, Inc. (b)(c)	2,795	144,502
Tenet Healthcare Corp. (b)(c)	600	25,368
UnitedHealth Group, Inc. (b)	3,200	340,000
Universal Health Services, Inc. (b)	8	820
Zimmer Holdings, Inc. (b)	300	33,630
		5,599,756
Household & Personal Products - 0.3%
Colgate-Palmolive Co. (b)	3,300	222,816
Energizer Holdings, Inc. (b)	500	64,005
Estee Lauder Cos., Inc. (b)	1,100	77,649
Herbalife Ltd. (a)(b)	5,300	161,544
Kimberly-Clark Corp. (b)	1,700	183,532
Nu Skin Enterprises, Inc. (b)	2,800	114,744
Procter & Gamble Co. (b)	2,500	210,725
		1,035,015
Insurance - 0.3%
American International Group, Inc. (b)	3,200	156,384
AmTrust Financial Services, Inc. (b)	4,000	202,480
Aon PLC (a)(b)	2,000	180,100
Assured Guaranty Ltd. (a)(b)	4,800	117,216
Hartford Financial Services Group, Inc. (b)	4,717	183,491
Lincoln National Corp. (b)	700	34,986
MBIA, Inc. (b)(c)	17,600	141,152
MetLife, Inc. (b)	3,200	148,800
Protective Life Corp. (b)	400	27,980
		1,192,589
Materials - 1.2%
Air Products & Chemicals, Inc. (b)	100	14,561
Albemarle Corp. (b)	192	9,272
Alcoa, Inc. (b)	8,600	134,590
Allegheny Technologies, Inc. (b)	3,600	102,708
Ashland, Inc. (b)	2,000	237,040
Avery Dennison Corp. (b)	4,100	214,307
Ball Corp. (b)	500	31,665
Celanese Corp. (b)	3,541	190,364
CF Industries Holdings, Inc. (b)	400	122,152
Cliffs Natural Resources, Inc. (b)	9,000	57,780
Crown Holdings, Inc. (b)(c)	4,200	186,102
Cytec Industries, Inc. (b)	4,022	193,016
Dow Chemical Co. (b)	4,500	203,220
Ecolab, Inc. (b)	700	72,639
EI Du Pont de Nemours & Co. (b)	3,600	256,356
Freeport-McMoRan, Inc. (b)	5,100	85,731
Huntsman Corp. (b)	8,800	193,248
International Paper Co. (b)	1,700	89,522
LyondellBasell Industries NV (a)(b)	1,894	149,796
Martin Marietta Materials, Inc. (b)	600	64,644
Monsanto Co. (b)	1,700	200,566
Mosaic Co. (b)	7,300	355,437
NewMarket Corp. (b)	100	44,967
Newmont Mining Corp. (b)	5,900	148,385
Nucor Corp. (b)	3,600	157,140
PolyOne Corp. (b)	700	24,913
PPG Industries, Inc. (b)	400	89,152
Royal Gold, Inc. (b)	1	72
Sherwin-Williams Co. (b)	1,000	271,270
Southern Copper Corp. (b)	200	5,456
Tahoe Resources, Inc. (a)(b)	500	6,825
United States Steel Corp. (b)	8,056	196,889
Vulcan Materials Co. (b)	2,000	141,020
WR Grace & Co. (b)(c)	400	34,672
		4,285,477
Media - 0.7%
CBS Corp. (b)	4,100	224,721
Charter Communications, Inc. (b)(c)	1,400	211,561
Comcast Corp. (b)	3,600	191,322
DIRECTV (b)(c)	1,600	136,448
DISH Network Corp. (b)(c)	4,700	330,645
Gannett Co., Inc. (b)	3,300	102,333
Interpublic Group of Cos., Inc. (b)	9,900	197,406
Liberty Broadband Corp. - Class A (b)(c)	350	15,564
Liberty Broadband Corp. - Class C (b)(c)	700	31,080
Liberty Media Corp. - Class A (b)(c)	2,800	95,536
Liberty Media Corp. - Class C (b)(c)	1,400	47,670

Madison Square Garden Co. (b)(c)	3,219	243,839
Omnicom Group, Inc. (b)	2,727	198,526
Time Warner Cable, Inc. (b)	1,400	190,582
Time Warner, Inc. (b)	2,000	155,860
Walt Disney Co. (b)	2,500	227,400
		2,600,493
Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
AbbVie, Inc. (b)	400	24,140
Actavis PLC (a)(b)(c)	1,500	399,810
Agilent Technologies, Inc. (b)	4,100	154,857
Alexion Pharmaceuticals, Inc. (b)(c)	1,700	311,508
Alkermes PLC (a)(b)(c)	600	43,350
Allergan, Inc. (b)	1,600	350,816
Amgen, Inc. (b)	3,100	472,006
Biogen Idec, Inc. (b)(c)	100	38,916
Bristol-Myers Squibb Co. (b)	4,100	247,107
Celgene Corp. (b)(c)	2,600	309,816
Eli Lilly & Co. (b)	2,600	187,200
Endo International PLC (a)(b)(c)	300	23,883
Gilead Sciences, Inc. (b)(c)	2,600	272,558
Hospira, Inc. (b)(c)	3,600	228,348
Illumina, Inc. (b)(c)	700	136,633
Incyte Corp. Ltd. (b)(c)	300	23,913
Jazz Pharmaceuticals PLC (a)(b)(c)	260	44,029
Johnson & Johnson (b)	1,600	160,224
Mallinckrodt PLC (a)(b)(c)	6,429	681,410
MannKind Corp. (b)(c)	21,300	135,255
Medivation, Inc. (b)(c)	900	97,938
Merck & Co., Inc. (b)	2,500	150,700
Mettler-Toledo International, Inc. (b)(c)	700	212,765
Mylan, Inc. (b)(c)	4,000	212,600
Perrigo Co. PLC (a)(b)	100	15,174
Pfizer, Inc. (b)	6,400	200,000
Pharmacyclics, Inc. (b)(c)	2,000	337,500
Regeneron Pharmaceuticals, Inc. (b)(c)	700	291,662
Salix Pharmaceuticals Ltd. (b)(c)	1,705	229,612
Theravance Biopharma, Inc. (a)(b)(c)	1,400	22,736
Thermo Fisher Scientific, Inc. (b)	1,100	137,731
Zoetis, Inc. (b)	4,700	200,831
		6,355,028
Real Estate - 0.1%
Howard Hughes Corp. (b)(c)	1,800	235,134
Jones Lang LaSalle, Inc. (b)	1,500	220,620
		455,754
Retailing - 1.5%
Abercrombie & Fitch Co. (b)	4,700	119,944
Advance Auto Parts, Inc. (b)	1,500	238,500
Amazon.com, Inc. (b)(c)	200	70,906
Bed Bath & Beyond, Inc. (b)(c)	2,400	179,448
Best Buy Co., Inc. (b)	3,700	130,240
Dillard's, Inc. (b)	2,188	248,557
Dollar General Corp. (b)(c)	5,200	348,712
Dollar Tree, Inc. (b)(c)	100	7,110
Expedia, Inc. (b)	4,900	421,057
Family Dollar Stores, Inc. (b)	2,900	220,690
GameStop Corp. (b)	700	24,675
Gap, Inc. (b)	3,700	152,403
Genuine Parts Co. (b)	1,100	102,234
Groupon, Inc. (b)(c)	500	3,580
Home Depot, Inc. (b)	2,200	229,724
J.C. Penney Co., Inc. (b)(c)	32,500	236,275
Kohl's Corp. (b)	1,500	89,580
L Brands, Inc. (b)	500	42,315
Macy's, Inc. (b)	3,800	242,744
Netflix, Inc. (b)(c)	1,200	530,160
Nordstrom, Inc. (b)	3,000	228,600
O'Reilly Automotive, Inc (b)(c)	1,034	193,730
Penske Automotive Group, Inc. (b)	1,801	87,078
PetSmart, Inc. (b)	200	16,341
Signet Jewelers Ltd. (a)(b)	2,300	278,553
Target Corp. (b)	2,900	213,469
Tiffany & Co. (b)	2,900	251,256
TripAdvisor, Inc. (b)(c)	3,500	234,535
Ulta Salon Cosmetics & Fragrance, Inc. (b)(c)	100	13,194

Williams-Sonoma, Inc. (b)	2,390	187,018
Zulily, Inc. (b)(c)	6,300	116,550
		5,459,178
Semiconductors & Semiconductor Equipment - 0.8%
Advanced Micro Devices, Inc. (b)(c)	46,969	120,710
Analog Devices, Inc. (b)	700	36,473
Applied Materials, Inc. (b)	8,200	187,288
Avago Technologies Ltd. (b)	3,800	390,944
Broadcom Corp. (b)	5,800	246,123
Cree, Inc. (b)(c)	4,600	162,656
First Solar, Inc. (b)(c)	4,200	177,744
Intel Corp. (b)	1,800	59,472
KLA-Tencor Corp. (b)	2,800	172,116
Linear Technology Corp. (b)	4,100	184,254
Marvell Technology Group Ltd. (a)(b)	10,000	154,900
Micron Technology, Inc. (b)(c)	8,900	260,459
NVIDIA Corp. (b)	11,800	226,619
Skyworks Solutions, Inc. (b)	4,200	348,810
Texas Instruments, Inc. (b)	3,800	203,110
		2,931,678
Software & Services - 2.3%
Accenture PLC (a)(b)	2,000	168,060
Activision Blizzard, Inc. (b)	8,600	179,697
Adobe Systems, Inc. (b)(c)	3,300	231,429
Akamai Technologies, Inc. (b)(c)	2,000	116,310
Autodesk, Inc. (b)(c)	4,400	237,622
Automatic Data Processing, Inc. (b)	100	8,253
Blackhawk Network Holdings, Inc. (b)(c)	887	29,369
CDK Global, Inc. (b)	33	1,490
Citrix Systems, Inc. (b)(c)	3,000	177,780
Cognizant Technology Solutions Corp. (b)(c)	3,700	200,281
Computer Sciences Corp. (b)	3,000	182,040
DST Systems, Inc. (b)	400	38,680
eBay, Inc. (b)(c)	1,800	95,400
Electronic Arts, Inc. (b)(c)	7,200	394,992
Facebook, Inc. (b)(c)	5,900	447,869
FactSet Research Systems, Inc. (b)	1,710	245,539
Fidelity National Information Services, Inc. (b)	3,400	212,262
FireEye, Inc. (b)(c)	1,600	54,096
Fiserv, Inc. (b)(c)	3,200	232,096
FleetCor Technologies, Inc. (b)(c)	1,600	224,800
Google, Inc. - Class A (b)(c)	400	215,020
Google, Inc. - Class C (b)(c)	500	267,260
IAC InterActiveCorp (b)	100	6,095
International Business Machines Corp. (b)	1,200	183,972
Intuit, Inc. (b)	2,400	208,368
Jack Henry & Associates, Inc. (b)	500	30,685
LinkedIn Corp. (b)(c)	1,700	382,058
MasterCard, Inc. (b)	4,000	328,120
Microsoft Corp. (b)	3,900	157,560
NetSuite, Inc. (b)(c)	1,300	127,959
Oracle Corp. (b)	5,400	226,206
Pandora Media, Inc. (b)(c)	8,300	137,780
Rackspace Hosting, Inc. (b)(c)	4,400	197,824
Red Hat, Inc. (b)(c)	3,600	229,644
Salesforce.com, Inc. (b)(c)	3,700	208,865
Tableau Software, Inc. (b)(c)	3,400	274,584
Twitter, Inc. (b)(c)	5,912	221,878
Ultimate Software Group, Inc. (b)(c)	1,501	222,163
Vantiv, Inc. (b)(c)	900	30,951
VeriFone Systems, Inc. (b)(c)	5,508	172,896
VeriSign, Inc. (b)(c)	300	16,344
Visa, Inc. (b)	800	203,928
VMware, Inc. (b)(c)	300	23,130
Workday, Inc. (b)(c)	2,605	206,993
Yahoo!, Inc. (b)(c)	7,500	329,925
Yelp, Inc. (b)(c)	3,500	183,645
Zillow, Inc. (b)(c)	2,200	213,224
Zynga, Inc. (b)(c)	3,600	9,216
		8,494,358
Technology Hardware & Equipment - 1.0%
3D Systems Corp. (b)(c)	4,200	122,136
Amphenol Corp. (b)	400	21,484
Apple, Inc. (b)	4,200	492,072

Arrow Electronics, Inc. (b)(c)	900	49,536
Cisco Systems, Inc. (b)	5,300	139,734
Cognex Corp. (b)(c)	800	29,400
Corning, Inc. (b)	9,600	228,192
EMC Corp. (b)	8,100	210,033
F5 Networks, Inc. (b)(c)	2,300	256,726
Hewlett-Packard Co. (b)	5,058	182,746
IPG Photonics Corp. (b)(c)	1,600	119,424
Juniper Networks, Inc. (b)	8,700	197,751
Keysight Technologies, Inc. (b)(c)	2,050	68,449
NCR Corp. (b)(c)	1,200	30,480
NetApp, Inc. (b)	6,000	226,800
Palo Alto Networks, Inc. (b)(c)	3,900	492,921
QUALCOMM, Inc. (b)	2,500	156,150
SanDisk Corp. (b)	2,700	204,957
Stratasys Ltd. (a)(b)(c)	900	71,541
Western Digital Corp. (b)	2,000	194,460
Zebra Technologies Corp. (b)(c)	1,506	125,691
		3,620,683
Telecommunication Services - 0.2%
AT&T, Inc. (b)	1,900	62,548
Sprint Corp. (b)(c)	17,000	73,100
T-Mobile US, Inc. (b)(c)	8,600	259,548
Verizon Communications, Inc. (b)	3,800	173,698
		568,894
Transportation - 0.7%
Alaska Air Group, Inc. (b)	1,400	95,018
American Airlines Group, Inc. (b)	5,100	250,308
CSX Corp. (b)	2,600	86,580
Delta Air Lines, Inc. (b)	6,500	307,515
FedEx Corp. (b)	1,500	253,665
Hertz Global Holdings, Inc. (b)(c)	6,100	125,172
Kansas City Southern (b)	1,600	176,144
Kirby Corp. (b)(c)	300	21,747
Norfolk Southern Corp. (b)	1,400	142,758
Ryder System, Inc. (b)	900	74,511
Spirit Airlines, Inc. (b)(c)	3,298	244,514
Union Pacific Corp. (b)	1,700	199,257
United Continental Holdings, Inc. (b)(c)	5,000	346,850
United Parcel Service, Inc. (b)	1,900	187,796
		2,511,835
Utilities - 0.3%
CenterPoint Energy, Inc. (b)	3,900	90,051
Dominion Resources, Inc. (b)	2,600	199,914
Duke Energy Corp. (b)	2,200	191,708
NextEra Energy, Inc. (b)	2,000	218,480
Sempra Energy (b)	1,800	201,456
Southern Co. (b)	2,500	126,800
		1,028,409
TOTAL COMMON STOCKS (Cost $59,508,241)		70,426,382

CONTINGENT VALUE RIGHTS - 0.0%
Food and Staples Retailing - 0.0%
Safeway Casa Ley (c)(d)(e) (Cost: $0; Original Acquistion Date: 05/14/2013)	5,400	264
Safeway PDC (c)(d)(e) (Cost: $0; Original Acquistion Date: 05/14/2013)	5,400	5,480
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		5,744

REAL ESTATE INVESTMENT TRUSTS - 0.7%
Real Estate - 0.7%
American Capital Agency Corp. (b)	9,000	193,950
American Tower Corp. (b)	2,400	232,680
Annaly Capital Management, Inc. (b)	12,600	133,056
AvalonBay Communities, Inc. (b)	1,500	259,485
Boston Properties, Inc. (b)	200	27,760
Crown Castle International Corp. (b)	2,100	181,671
Digital Realty Trust, Inc. (b)	400	29,176
Equinix, Inc. (b)	1,240	268,906
Equity Residential (b)	3,300	256,113
Health Care REIT, Inc. (b)	200	16,390
Iron Mountain, Inc. (b)	7,160	285,255
Lamar Advertising Co. (b)	100	5,602
LaSalle Hotel Properties (b)	12	485
Prologis, Inc. (b)	4,500	203,130
Public Storage (b)	600	120,504

Simon Property Group, Inc. (b)	200	39,732
Urban Edge Properties (b)(c)	300	7,122
Vornado Realty Trust (b)	600	66,264
Weyerhaeuser Co. (b)	4,100	146,985
WP GLIMCHER, Inc. (b)	600	10,608
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,009,427)		2,484,874

INVESTMENT COMPANY - 0.0%
Business Development Company - 0.0%
American Capital Ltd. (c)	800	11,192
TOTAL INVESTMENT COMPANY (Cost $10,745)		11,192

RIGHTS - 0.0%
Health Care Equipment & Services - 0.0%
Community Health Systems, Inc. (c)	1,000	27
TOTAL RIGHTS (Cost $0)		27

SHORT-TERM INVESTMENTS - 81.2%
Money Market Funds - 0.0%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.07% (f)(g)	19,050	19,050
First American Government Obligations Fund - Class Z - 0.01% (f)(g)	19,051	19,051
First American Prime Obligations Fund - Class Z - 0.02% (f)(g)	19,051	19,051
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (f)(g)	19,051	19,051
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (f)(g)	19,051	19,051
		95,254

	PRINCIPAL AMOUINT
U.S. Treasury Bills - 81.2%
0.005%, 02/05/2015 (f)(h)	$39,700,000	39,699,976
(0.008%), 02/12/2015 (f)(h)	15,100,000	15,100,035
0.011%, 02/19/2015 (f)(h)	24,150,000	24,149,871
0.005%, 02/26/2015 (f)(h)	37,450,000	37,449,868
0.011%, 03/05/2015 (f)(h)	79,900,000	79,899,217
0.000%, 03/12/2015 (f)(h)	23,250,000	23,249,999
0.015%, 03/19/2015 (f)(h)	27,200,000	27,199,479
0.005%, 03/26/2015 (f)(h)	20,500,000	20,499,849
0.005%, 04/02/2015 (f)(h)	34,600,000	34,599,792
		301,848,086
TOTAL SHORT-TERM INVESTMENTS (Cost $301,943,231)		301,943,340

TOTAL INVESTMENTS (Cost $363,471,644) - 100.9%		374,871,559
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%		(3,207,108)
TOTAL NET ASSETS - 100.0%		$371,664,451

Percentages are stated as a percent of net assets.
PLC Public Limited Company
(a) Foreign issued security. Total foreign securities are $3,805,667 which represents 1.0% of net assets.
(b) All or portion of this security may be subject to call options written.
(c) Non-income producing security.
(d) Security is restricted to resale. The aggregate value of these securities at January 31, 2015 was $5,744 which represents 0.0% of net assets.
(e) Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees, the aggregate value of these securities is $5,744 which represents 0.0% of net assets.
(f) All or portion of this security is held as collateral for put options written.
(g) Rate shown is the 7-day effective yield.
(h) Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard and Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Written Options (Unaudited)

DESCRIPTION	CONTRACTS	FAIR VALUE
CALL OPTIONS
3D Systems Corp., Expires 02/06/2015, Strike Price $35.50	9	$31
3D Systems Corp., Expires 02/06/2015, Strike Price $36.50	11	33
3M Co., Expires 02/06/2015, Strike Price $170.00	11	170
Accenture PLC, Expires 02/13/2015, Strike Price $89.00	4	40
Accenture PLC, Expires 02/13/2015, Strike Price $89.50	4	20
Accenture PLC, Expires 02/13/2015, Strike Price $90.00	8	40

Actavis PLC, Expires 02/13/2015, Strike Price $305.00	2	10
Actavis PLC, Expires 02/13/2015, Strike Price $310.00	4	20
Akamai Technologies, Inc., Expires 02/06/2015, Strike Price $61.00	10	250
Akamai Technologies, Inc., Expires 02/06/2015, Strike Price $62.50	5	40
Alcoa, Inc., Expires 02/13/2015, Strike Price $17.00	76	380
American Airlines Group, Inc., Expires 02/06/2015, Strike Price $54.50	6	60
American Airlines Group, Inc., Expires 02/06/2015, Strike Price $55.00	6	57
American Airlines Group, Inc., Expires 02/06/2015, Strike Price $56.00	6	39
American Airlines Group, Inc., Expires 02/06/2015, Strike Price $57.50	3	12
American Airlines Group, Inc., Expires 02/06/2015, Strike Price $58.00	6	24
American Airlines Group, Inc., Expires 02/13/2015, Strike Price $60.50	6	36
American Express Co., Expires 02/06/2015, Strike Price $90.00	12	42
American Express Co., Expires 02/06/2015, Strike Price $90.50	4	14
American International Group, Inc., Expires 02/06/2015, Strike Price $54.50	26	91
American Tower Corp., Expires 02/13/2015, Strike Price $101.00	6	150
American Tower Corp., Expires 02/13/2015, Strike Price $102.00	12	120
AmTrust Financial Services, Inc., Expires 02/06/2015, Strike Price $54.00	33	165
Anthem, Inc., Expires 02/13/2015, Strike Price $147.00	13	65
Apache Corp., Expires 02/06/2015, Strike Price $67.00	6	42
Apache Corp., Expires 02/06/2015, Strike Price $70.50	10	25
Apple, Inc., Expires 02/06/2015, Strike Price $123.00	12	258
Apple, Inc., Expires 02/06/2015, Strike Price $125.00	3	28
Applied Materials, Inc., Expires 02/06/2015, Strike Price $24.50	67	603
Applied Materials, Inc., Expires 02/06/2015, Strike Price $26.00	5	17
AT&T, Inc., Expires 02/06/2015, Strike Price $33.50	10	130
Bank of New York Mellon Corp., Expires 02/13/2015, Strike Price $38.00	40	200
Bed Bath & Beyond, Inc., Expires 02/06/2015, Strike Price $81.00	13	58
Bed Bath & Beyond, Inc., Expires 02/06/2015, Strike Price $84.00	2	5
Bed Bath & Beyond, Inc., Expires 02/13/2015, Strike Price $81.50	1	10
Bed Bath & Beyond, Inc., Expires 02/13/2015, Strike Price $82.00	4	32
Boeing Co., Expires 02/06/2015, Strike Price $152.50	10	70
Boeing Co., Expires 02/13/2015, Strike Price $155.00	2	26
Bristol-Myers Squibb Co., Expires 02/06/2015, Strike Price $63.00	20	180
Bristol-Myers Squibb Co., Expires 02/06/2015, Strike Price $63.50	8	76
Caterpillar, Inc., Expires 02/06/2015, Strike Price $83.50	16	192
Caterpillar, Inc., Expires 02/06/2015, Strike Price $84.00	4	34
CBOE S&P 500, Expires 02/06/2015, Strike Price $2055.00	87	14,790
CBOE S&P 500, Expires 02/06/2015, Strike Price $2060.00	75	8,625
CBOE S&P 500, Expires 02/06/2015, Strike Price $2070.00	75	4,312
CBOE S&P 500, Expires 02/06/2015, Strike Price $2075.00	50	1,625
CBS Corp., Expires 02/06/2015, Strike Price $57.50	14	280
CBS Corp., Expires 02/06/2015, Strike Price $58.00	10	140
CBS Corp., Expires 02/06/2015, Strike Price $61.00	8	48
CF Industries Holdings, Inc., Expires 02/13/2015, Strike Price $330.00	3	129
Cheniere Energy, Inc., Expires 02/13/2015, Strike Price $81.00	5	105
Cheniere Energy, Inc., Expires 02/13/2015, Strike Price $84.00	4	40
Cheniere Energy, Inc., Expires 02/13/2015, Strike Price $85.00	16	128
Chesapeake Energy Corp., Expires 02/13/2015, Strike Price $22.00	5	25
Cisco Systems, Inc., Expires 02/06/2015, Strike Price $27.50	43	215
Citigroup, Inc., Expires 02/06/2015, Strike Price $52.00	1	4
Citigroup, Inc., Expires 02/06/2015, Strike Price $52.50	5	22
Citigroup, Inc., Expires 02/13/2015, Strike Price $50.00	14	224
Coca-Cola Co., Expires 02/06/2015, Strike Price $42.50	22	198
Comcast Corp., Expires 02/06/2015, Strike Price $56.50	6	96
Comcast Corp., Expires 02/06/2015, Strike Price $57.00	12	168
Comcast Corp., Expires 02/06/2015, Strike Price $57.50	12	108
Community Health Systems, Inc., Expires 02/06/2015, Strike Price $50.00	2	30
Corning, Inc., Expires 02/06/2015, Strike Price $24.50	73	1,131
Corning, Inc., Expires 02/06/2015, Strike Price $25.00	1	10
Costco Wholesale Corp., Expires 02/13/2015, Strike Price $147.00	13	351
Cree, Inc., Expires 02/06/2015, Strike Price $38.00	24	288
Cree, Inc., Expires 02/06/2015, Strike Price $40.50	8	20
Cree, Inc., Expires 02/06/2015, Strike Price $41.00	8	20
CVS Health Corp., Expires 02/06/2015, Strike Price $103.00	18	144
Deere & Co., Expires 02/06/2015, Strike Price $90.00	1	6
Deere & Co., Expires 02/13/2015, Strike Price $89.00	12	288
Deere & Co., Expires 02/13/2015, Strike Price $91.00	7	42
Delta Air Lines, Inc., Expires 02/06/2015, Strike Price $52.00	35	262
Devon Energy Corp., Expires 02/13/2015, Strike Price $64.50	10	230
Devon Energy Corp., Expires 02/13/2015, Strike Price $65.50	10	140
Devon Energy Corp., Expires 02/13/2015, Strike Price $66.00	5	55
DIRECTV, Expires 02/06/2015, Strike Price $88.00	4	960
DIRECTV, Expires 02/13/2015, Strike Price $87.50	8	48
Discover Financial Services, Expires 02/06/2015, Strike Price $61.00	5	37

Discover Financial Services, Expires 02/06/2015, Strike Price $61.50	15	75
Discover Financial Services, Expires 02/13/2015, Strike Price $58.50	2	10
DISH Network Corp., Expires 02/13/2015, Strike Price $77.00	4	540
DISH Network Corp., Expires 02/13/2015, Strike Price $80.00	20	1,500
Dollar General Corp., Expires 02/06/2015, Strike Price $75.00	4	40
Dollar General Corp., Expires 02/13/2015, Strike Price $72.00	10	100
Dollar General Corp., Expires 02/13/2015, Strike Price $72.50	1	10
Dollar General Corp., Expires 02/13/2015, Strike Price $73.00	10	50
DR Horton, Inc., Expires 02/13/2015, Strike Price $27.00	10	50
E*Trade Financial Corp., Expires 02/06/2015, Strike Price $26.00	5	15
eBay, Inc., Expires 02/06/2015, Strike Price $60.00	3	6
eBay, Inc., Expires 02/06/2015, Strike Price $60.50	13	45
EI Du Pont de Nemours & Co., Expires 02/06/2015, Strike Price $75.00	16	120
EI Du Pont de Nemours & Co., Expires 02/06/2015, Strike Price $75.50	8	84
Electronic Arts, Inc., Expires 02/06/2015, Strike Price $58.50	15	75
Electronic Arts, Inc., Expires 02/13/2015, Strike Price $60.50	17	102
EOG Resources, Inc., Expires 02/13/2015, Strike Price $100.00	17	170
Express Scripts Holding Co., Expires 02/13/2015, Strike Price $86.00	4	36
Express Scripts Holding Co., Expires 02/13/2015, Strike Price $86.50	17	119
F5 Networks, Inc., Expires 02/06/2015, Strike Price $125.00	15	150
Facebook, Inc., Expires 02/06/2015, Strike Price $81.00	18	144
Facebook, Inc., Expires 02/06/2015, Strike Price $82.00	4	16
Family Dollar Stores, Inc., Expires 02/06/2015, Strike Price $78.00	12	420
FedEx Corp., Expires 02/13/2015, Strike Price $185.00	2	28
FedEx Corp., Expires 02/13/2015, Strike Price $187.50	8	48
FireEye, Inc., Expires 02/06/2015, Strike Price $37.00	2	30
FireEye, Inc., Expires 02/06/2015, Strike Price $37.50	4	60
FireEye, Inc., Expires 02/06/2015, Strike Price $39.00	1	5
FireEye, Inc., Expires 02/06/2015, Strike Price $39.50	1	5
FireEye, Inc., Expires 02/06/2015, Strike Price $40.00	1	5
Fluor Corp., Expires 02/13/2015, Strike Price $57.00	6	120
Fluor Corp., Expires 02/13/2015, Strike Price $58.00	16	80
Fossil Group, Inc., Expires 02/06/2015, Strike Price $110.00	2	15
Fossil Group, Inc., Expires 02/13/2015, Strike Price $102.00	1	75
Fossil Group, Inc., Expires 02/13/2015, Strike Price $103.00	5	275
Fossil Group, Inc., Expires 02/13/2015, Strike Price $106.00	3	60
Fossil Group, Inc., Expires 02/13/2015, Strike Price $108.00	3	30
Fossil Group, Inc., Expires 02/13/2015, Strike Price $109.00	6	30
Freeport-McMoRan, Inc., Expires 02/06/2015, Strike Price $18.50	30	195
Freeport-McMoRan, Inc., Expires 02/06/2015, Strike Price $19.00	11	55
GameStop Corp., Expires 02/06/2015, Strike Price $43.00	4	16
Gap, Inc., Expires 02/06/2015, Strike Price $44.50	16	56
Gap, Inc., Expires 02/13/2015, Strike Price $44.50	7	77
Gap, Inc., Expires 02/13/2015, Strike Price $45.00	14	98
General Electric Co., Expires 02/13/2015, Strike Price $25.00	60	300
Goldman Sachs Group, Inc., Expires 02/06/2015, Strike Price $185.00	4	40
Goldman Sachs Group, Inc., Expires 02/06/2015, Strike Price $192.50	5	35
Goldman Sachs Group, Inc., Expires 02/06/2015, Strike Price $197.50	1	2
Goodyear Tire & Rubber Co., Expires 02/06/2015, Strike Price $27.50	10	25
Hess Corp., Expires 02/13/2015, Strike Price $72.50	3	120
Hewlett-Packard Co., Expires 02/06/2015, Strike Price $42.50	7	7
Hewlett-Packard Co., Expires 02/13/2015, Strike Price $39.00	11	99
Hewlett-Packard Co., Expires 02/13/2015, Strike Price $39.50	16	112
Hewlett-Packard Co., Expires 02/13/2015, Strike Price $40.00	8	40
HollyFrontier Corp., Expires 02/06/2015, Strike Price $37.00	1	15
HollyFrontier Corp., Expires 02/13/2015, Strike Price $37.50	18	90
HollyFrontier Corp., Expires 02/13/2015, Strike Price $38.00	4	20
Home Depot, Inc., Expires 02/06/2015, Strike Price $110.00	3	45
Home Depot, Inc., Expires 02/13/2015, Strike Price $112.00	3	48
Home Depot, Inc., Expires 02/13/2015, Strike Price $113.00	10	100
Intel Corp., Expires 02/06/2015, Strike Price $38.00	1	0
Intel Corp., Expires 02/13/2015, Strike Price $35.50	8	56
International Business Machines Corp., Expires 02/13/2015, Strike Price $165.00	10	110
International Paper Co., Expires 02/06/2015, Strike Price $55.00	12	96
Intuitive Surgical, Inc., Expires 02/06/2015, Strike Price $560.00	1	240
Intuitive Surgical, Inc., Expires 02/06/2015, Strike Price $562.50	1	240
Intuitive Surgical, Inc., Expires 02/06/2015, Strike Price $565.00	1	240
Jazz Pharmaceuticals PLC, Expires 02/06/2015, Strike Price $180.00	1	65
Johnson & Johnson, Expires 02/13/2015, Strike Price $106.00	13	78
Joy Global, Inc., Expires 02/06/2015, Strike Price $44.50	21	315
Joy Global, Inc., Expires 02/13/2015, Strike Price $46.00	8	96
JPMorgan Chase & Co., Expires 02/06/2015, Strike Price $57.50	20	180
JPMorgan Chase & Co., Expires 02/06/2015, Strike Price $59.50	3	10
Juniper Networks, Inc., Expires 02/06/2015, Strike Price $23.50	40	460

Juniper Networks, Inc., Expires 02/13/2015, Strike Price $24.50	37	222
Kansas City Southern, Expires 02/06/2015, Strike Price $116.00	13	325
Las Vegas Sands Corp., Expires 02/06/2015, Strike Price $58.00	8	80
Las Vegas Sands Corp., Expires 02/06/2015, Strike Price $59.00	1	5
Las Vegas Sands Corp., Expires 02/13/2015, Strike Price $58.50	6	138
Las Vegas Sands Corp., Expires 02/13/2015, Strike Price $59.00	5	95
Las Vegas Sands Corp., Expires 02/13/2015, Strike Price $59.50	1	15
Lorillard, Inc., Expires 02/06/2015, Strike Price $67.50	5	62
Marathon Oil Corp., Expires 02/06/2015, Strike Price $29.50	24	60
Marathon Oil Corp., Expires 02/13/2015, Strike Price $28.00	10	100
Marvell Technology Group Ltd., Expires 02/06/2015, Strike Price $16.00	90	2,250
McDonald's Corp., Expires 02/06/2015, Strike Price $92.50	4	362
McDonald's Corp., Expires 02/06/2015, Strike Price $93.00	12	768
Medtronic PLC, Expires 02/13/2015, Strike Price $77.50	12	96
Medtronic PLC, Expires 02/13/2015, Strike Price $78.00	6	36
MetLife, Inc., Expires 02/06/2015, Strike Price $48.50	8	56
MetLife, Inc., Expires 02/06/2015, Strike Price $53.00	18	54
MGM Resorts International, Expires 02/06/2015, Strike Price $21.50	18	45
MGM Resorts International, Expires 02/13/2015, Strike Price $21.50	46	230
Micron Technology, Inc., Expires 02/06/2015, Strike Price $31.00	40	400
Micron Technology, Inc., Expires 02/06/2015, Strike Price $34.00	9	13
Micron Technology, Inc., Expires 02/06/2015, Strike Price $34.50	9	4
Microsoft Corp., Expires 02/06/2015, Strike Price $43.50	32	64
Monsanto Co., Expires 02/06/2015, Strike Price $124.00	6	42
Monsanto Co., Expires 02/06/2015, Strike Price $126.00	2	11
Monsanto Co., Expires 02/13/2015, Strike Price $123.00	6	96
Monster Beverage Corp., Expires 02/06/2015, Strike Price $127.00	6	90
Monster Beverage Corp., Expires 02/13/2015, Strike Price $130.00	8	120
Morgan Stanley, Expires 02/13/2015, Strike Price $36.00	19	133
Morgan Stanley, Expires 02/13/2015, Strike Price $36.50	32	192
Mosaic Co., Expires 02/06/2015, Strike Price $50.00	18	414
Mosaic Co., Expires 02/06/2015, Strike Price $50.50	8	64
NetApp, Inc., Expires 02/06/2015, Strike Price $39.00	17	221
NetApp, Inc., Expires 02/06/2015, Strike Price $39.50	1	6
NetApp, Inc., Expires 02/06/2015, Strike Price $40.50	25	188
NetApp, Inc., Expires 02/06/2015, Strike Price $41.50	2	12
Netflix, Inc., Expires 02/06/2015, Strike Price $500.00	3	33
Netflix, Inc., Expires 02/13/2015, Strike Price $505.00	1	34
Newmont Mining Corp., Expires 02/06/2015, Strike Price $27.00	19	114
Newmont Mining Corp., Expires 02/06/2015, Strike Price $27.50	10	35
Newmont Mining Corp., Expires 02/06/2015, Strike Price $28.00	10	25
Newmont Mining Corp., Expires 02/13/2015, Strike Price $27.50	20	100
NIKE, Inc., Expires 02/13/2015, Strike Price $97.50	4	108
NIKE, Inc., Expires 02/13/2015, Strike Price $98.00	12	228
NIKE, Inc., Expires 02/13/2015, Strike Price $99.50	3	27
Norfolk Southern Corp., Expires 02/06/2015, Strike Price $109.00	3	23
Norfolk Southern Corp., Expires 02/13/2015, Strike Price $109.00	3	45
Norfolk Southern Corp., Expires 02/13/2015, Strike Price $110.00	5	25
Nucor Corp., Expires 02/06/2015, Strike Price $45.00	21	389
Nucor Corp., Expires 02/06/2015, Strike Price $45.50	7	112
Nucor Corp., Expires 02/06/2015, Strike Price $46.00	1	9
NVIDIA Corp., Expires 02/06/2015, Strike Price $20.50	92	506
Palo Alto Networks, Inc., Expires 02/06/2015, Strike Price $134.00	12	780
Palo Alto Networks, Inc., Expires 02/13/2015, Strike Price $145.00	3	15
PepsiCo., Inc., Expires 02/06/2015, Strike Price $98.00	9	63
PepsiCo., Inc., Expires 02/06/2015, Strike Price $103.00	6	15
PepsiCo., Inc., Expires 02/06/2015, Strike Price $104.00	3	5
Pfizer, Inc., Expires 02/13/2015, Strike Price $32.50	54	378
Pioneer Natural Resources Co., Expires 02/06/2015, Strike Price $157.50	3	360
Pioneer Natural Resources Co., Expires 02/06/2015, Strike Price $170.00	2	30
Pioneer Natural Resources Co., Expires 02/06/2015, Strike Price $172.50	2	25
Pioneer Natural Resources Co., Expires 02/06/2015, Strike Price $180.00	2	50
Procter & Gamble Co., Expires 02/06/2015, Strike Price $88.00	4	20
Procter & Gamble Co., Expires 02/06/2015, Strike Price $88.50	16	56
QUALCOMM, Inc., Expires 02/13/2015, Strike Price $72.50	5	40
QUALCOMM, Inc., Expires 02/13/2015, Strike Price $73.00	10	60
QUALCOMM, Inc., Expires 02/13/2015, Strike Price $73.50	5	25
Rackspace Hosting, Inc., Expires 02/06/2015, Strike Price $49.00	14	70
Rackspace Hosting, Inc., Expires 02/06/2015, Strike Price $50.00	1	5
Rackspace Hosting, Inc., Expires 02/06/2015, Strike Price $50.50	1	5
Rackspace Hosting, Inc., Expires 02/06/2015, Strike Price $51.00	1	3
Rackspace Hosting, Inc., Expires 02/06/2015, Strike Price $51.50	3	8
Rackspace Hosting, Inc., Expires 02/13/2015, Strike Price $47.00	7	280
Rackspace Hosting, Inc., Expires 02/13/2015, Strike Price $49.00	7	35

Rackspace Hosting, Inc., Expires 02/13/2015, Strike Price $50.00	3	15
Salesforce.com, Inc., Expires 02/13/2015, Strike Price $63.00	5	40
Salesforce.com, Inc., Expires 02/13/2015, Strike Price $63.50	25	125
SanDisk Corp., Expires 02/06/2015, Strike Price $89.00	7	67
SanDisk Corp., Expires 02/06/2015, Strike Price $90.00	4	36
SanDisk Corp., Expires 02/06/2015, Strike Price $92.00	8	72
SanDisk Corp., Expires 02/06/2015, Strike Price $93.00	3	23
SanDisk Corp., Expires 02/13/2015, Strike Price $87.00	1	20
Schlumberger Ltd., Expires 02/06/2015, Strike Price $89.00	4	18
Schlumberger Ltd., Expires 02/13/2015, Strike Price $89.00	4	56
Schlumberger Ltd., Expires 02/13/2015, Strike Price $91.00	8	56
Seadrill Ltd., Expires 02/06/2015, Strike Price $12.00	11	55
Seadrill Ltd., Expires 02/13/2015, Strike Price $12.00	12	120
Skyworks Solutions, Inc., Expires 02/06/2015, Strike Price $87.00	8	260
Skyworks Solutions, Inc., Expires 02/13/2015, Strike Price $91.00	12	180
SolarCity Corp., Expires 02/13/2015, Strike Price $55.50	21	378
Starbucks Corp., Expires 02/06/2015, Strike Price $92.00	12	72
Starbucks Corp., Expires 02/06/2015, Strike Price $93.00	3	23
Starbucks Corp., Expires 02/13/2015, Strike Price $94.00	4	44
Stratasys Ltd., Expires 02/13/2015, Strike Price $89.00	5	100
Target Corp., Expires 02/06/2015, Strike Price $79.00	2	12
Target Corp., Expires 02/13/2015, Strike Price $79.50	5	30
Target Corp., Expires 02/13/2015, Strike Price $80.00	17	85
Tenet Healthcare Corp., Expires 02/06/2015, Strike Price $46.00	3	15
Tesla Motors, Inc., Expires 02/06/2015, Strike Price $217.50	9	387
Tesla Motors, Inc., Expires 02/06/2015, Strike Price $227.50	2	20
Tesla Motors, Inc., Expires 02/06/2015, Strike Price $230.00	1	7
Tesoro Corp., Expires 02/06/2015, Strike Price $87.50	2	18
Tesoro Corp., Expires 02/06/2015, Strike Price $89.00	4	20
Tesoro Corp., Expires 02/06/2015, Strike Price $90.00	15	98
Texas Instruments, Inc., Expires 02/06/2015, Strike Price $57.00	22	110
Texas Instruments, Inc., Expires 02/13/2015, Strike Price $57.00	6	60
Texas Instruments, Inc., Expires 02/13/2015, Strike Price $57.50	3	15
Time Warner, Inc., Expires 02/06/2015, Strike Price $82.00	16	208
T-Mobile US, Inc., Expires 02/06/2015, Strike Price $32.00	8	116
T-Mobile US, Inc., Expires 02/13/2015, Strike Price $31.00	30	930
T-Mobile US, Inc., Expires 02/13/2015, Strike Price $31.50	21	735
Toll Brothers, Inc., Expires 02/06/2015, Strike Price $35.00	9	315
Toll Brothers, Inc., Expires 02/06/2015, Strike Price $35.50	27	540
Toll Brothers, Inc., Expires 02/06/2015, Strike Price $36.00	2	10
Toll Brothers, Inc., Expires 02/13/2015, Strike Price $36.50	8	80
TripAdvisor, Inc., Expires 02/06/2015, Strike Price $71.00	5	125

TripAdvisor, Inc., Expires 02/06/2015, Strike Price $72.00	5	75
TripAdvisor, Inc., Expires 02/06/2015, Strike Price $72.50	10	100
TripAdvisor, Inc., Expires 02/06/2015, Strike Price $73.00	15	75
Union Pacific Corp., Expires 02/06/2015, Strike Price $128.00	14	70
United Continental Holdings, Inc., Expires 02/06/2015, Strike Price $76.00	1	18
United Continental Holdings, Inc., Expires 02/06/2015, Strike Price $79.00	8	120
United Continental Holdings, Inc., Expires 02/06/2015, Strike Price $81.00	11	94
United Continental Holdings, Inc., Expires 02/06/2015, Strike Price $84.00	4	24
United Rentals, Inc., Expires 02/06/2015, Strike Price $94.00	8	40
United Rentals, Inc., Expires 02/06/2015, Strike Price $100.00	8	20
United Rentals, Inc., Expires 02/13/2015, Strike Price $99.00	4	20
United States Steel Corp., Expires 02/06/2015, Strike Price $25.00	10	435
United States Steel Corp., Expires 02/06/2015, Strike Price $25.50	70	2,310
United Technologies Corp., Expires 02/13/2015, Strike Price $121.00	3	45
United Technologies Corp., Expires 02/13/2015, Strike Price $122.00	9	45
UnitedHealth Group, Inc., Expires 02/06/2015, Strike Price $116.00	1	7
UnitedHealth Group, Inc., Expires 02/06/2015, Strike Price $120.00	9	32
UnitedHealth Group, Inc., Expires 02/13/2015, Strike Price $118.00	6	48
Verizon Communications, Inc., Expires 02/06/2015, Strike Price $48.50	32	64
VMware, Inc., Expires 02/06/2015, Strike Price $79.50	1	55
VMware, Inc., Expires 02/06/2015, Strike Price $82.00	1	10
Walgreens Boots Alliance, Inc., Expires 02/06/2015, Strike Price $81.00	21	95
Wal-Mart Stores, Inc., Expires 02/06/2015, Strike Price $92.00	1	3
Wal-Mart Stores, Inc., Expires 02/06/2015, Strike Price $92.50	2	5
Wal-Mart Stores, Inc., Expires 02/13/2015, Strike Price $90.00	2	30
Wal-Mart Stores, Inc., Expires 02/13/2015, Strike Price $91.00	12	108
Wal-Mart Stores, Inc., Expires 02/13/2015, Strike Price $91.50	3	15
Western Digital Corp., Expires 02/06/2015, Strike Price $104.00	6	45
Western Digital Corp., Expires 02/06/2015, Strike Price $107.00	5	25
Western Digital Corp., Expires 02/13/2015, Strike Price $107.00	3	75
Western Digital Corp., Expires 02/13/2015, Strike Price $108.00	3	54
Whole Foods Market, Inc., Expires 02/06/2015, Strike Price $55.00	6	54
Whole Foods Market, Inc., Expires 02/06/2015, Strike Price $55.50	9	54
Whole Foods Market, Inc., Expires 02/06/2015, Strike Price $56.00	5	35
Whole Foods Market, Inc., Expires 02/06/2015, Strike Price $57.00	4	20
Williams Cos., Inc., Expires 02/06/2015, Strike Price $46.00	17	425
Williams Cos., Inc., Expires 02/06/2015, Strike Price $46.50	21	326
Williams Cos., Inc., Expires 02/13/2015, Strike Price $46.00	1	43
Workday, Inc., Expires 02/06/2015, Strike Price $85.50	1	8
Workday, Inc., Expires 02/06/2015, Strike Price $86.00	8	40
Workday, Inc., Expires 02/06/2015, Strike Price $86.50	9	68
Workday, Inc., Expires 02/13/2015, Strike Price $87.00	4	60
Yahoo!, Inc., Expires 02/06/2015, Strike Price $46.50	12	102
Yahoo!, Inc., Expires 02/06/2015, Strike Price $47.00	6	36
Yahoo!, Inc., Expires 02/06/2015, Strike Price $47.50	15	68
Yahoo!, Inc., Expires 02/06/2015, Strike Price $48.00	6	21
Zillow, Inc., Expires 02/06/2015, Strike Price $106.00	6	270
Zillow, Inc., Expires 02/06/2015, Strike Price $109.00	6	120
Zillow, Inc., Expires 02/06/2015, Strike Price $110.00	6	102
Zoetis, Inc., Expires 02/06/2015, Strike Price $45.00	14	140
Zoetis, Inc., Expires 02/06/2015, Strike Price $45.50	26	130
TOTAL CALL OPTIONS		70,953
(Premiums Received $116,412)

PUT OPTIONS
CBOE S&P 500, Expires 02/06/2015, Strike Price $1990.00	344	722,400
CBOE S&P 500, Expires 02/06/2015, Strike Price $1995.00	384	833,280
CBOE S&P 500, Expires 02/06/2015, Strike Price $2000.00	629	1,475,005
NASDAQ 100, Expires 02/06/2015, Strike Price $4140.00	40	176,800
TOTAL PUT OPTIONS		3,207,485
(Premiums Received $3,146,765)
TOTAL WRITTEN OPTIONS		$3,278,438
(Premiums Received $3,263,177)

Schedule of Open Futures Contracts (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION
S&P 500 Emini, March 2015 Settlement	78	$7,754,760	$27,758
Total Futures Contracts Sold		$7,754,760	$27,758

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND
Schedule of Investments as of January 31, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 2.9%
Automobiles & Components - 0.1%
Dana Holding Corp. (a)	2,400	$50,088
Federal-Mogul Holdings Corp. (a)(b)	2,600	35,178
Tower International, Inc. (a)(b)	2,100	49,707
		134,973
Banks - 0.0%
PacWest Bancorp (a)	1,078	46,090
Capital Goods - 0.1%
Capstone Turbine Corp. (a)(b)	20,000	12,402
PowerSecure International, Inc. (a)(b)	6,300	59,220
Wabash National Corp. (a)(b)	4,200	52,374
		123,996
Commercial & Professional Services - 0.1%
WageWorks, Inc. (a)(b)	1,100	60,544
Consumer Durables & Apparel - 0.1%
Crocs, Inc. (a)(b)	3,300	34,980
JAKKS Pacific, Inc. (a)(b)	8,600	51,772
Nautilus, Inc. (a)(b)	6,800	96,832
		183,584
Consumer Services - 0.1%
Boyd Gaming Corp. (a)(b)	3,700	48,322
Bridgepoint Education, Inc. (a)(b)	2,164	21,359
		69,681
Energy - 0.0%
CARBO Ceramics, Inc. (a)	500	16,390
Goodrich Petroleum Corp. (a)(b)	2,300	5,796
McDermott International, Inc. (a)(b)(c)	6,300	14,175
Penn Virginia Corp. (a)(b)	3,600	17,568
		53,929
Food, Beverage & Tobacco - 0.0%
Boulder Brands, Inc. (a)(b)	2,800	28,084
Health Care Equipment & Services - 0.4%
Abaxis, Inc. (a)	1,100	67,628
Air Methods Corp. (a)(b)	1,100	45,705
Anika Therapeutics, Inc. (a)(b)	2,000	78,360
DexCom, Inc. (a)(b)	1,700	101,626
Medidata Solutions, Inc. (a)(b)	1,000	42,990
Orthofix International NV (a)(b)(c)	1,900	57,950
Rockwell Medical, Inc. (a)(b)	9,200	99,268
		493,527
Materials - 0.2%
Century Aluminum Co. (a)(b)	5,200	120,172
Compass Minerals International, Inc. (a)	600	52,440
Hecla Mining Co. (a)	13,600	44,744
Intrepid Potash, Inc. (a)(b)	3,500	46,585
		263,941
Media - 0.1%
Entravision Communications Corp. (a)	7,700	47,509
Sizmek, Inc. (a)(b)	3,800	22,648
World Wrestling Entertainment, Inc. (a)	4,500	54,495
		124,652
Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,100	63,903
Agios Pharmaceuticals, Inc. (a)(b)	1,500	173,880
Endocyte, Inc. (a)(b)	7,800	40,404
Halozyme Therapeutics, Inc. (a)(b)	6,700	95,676

Insmed, Inc. (a)(b)	4,300	66,478
Keryx Biopharmaceuticals, Inc. (a)(b)	3,700	44,992
Merrimack Pharmaceuticals, Inc. (a)(b)	7,000	66,010
NPS Pharmaceuticals, Inc. (a)(b)	3,900	178,854
Pernix Therapeutics Holdings, Inc. (a)(b)	8,000	66,480
Prothena Corp. PLC (a)(b)(c)	2,400	54,312
Retrophin, Inc. (a)(b)	3,800	48,792
Sarepta Therapeutics, Inc. (a)(b)	1,900	22,800
Vanda Pharmaceuticals, Inc. (a)(b)	4,100	45,633
		968,214
Retailing - 0.0%
Conn's, Inc. (a)(b)	1,100	17,314
Semiconductors & Semiconductor Equipment - 0.3%
Cirrus Logic, Inc. (a)(b)	2,600	68,900
Integrated Device Technology, Inc. (a)(b)	4,300	78,647
SunEdison, Inc. (a)(b)	6,100	114,253
SunPower Corp. (a)(b)	2,000	48,240
		310,040
Software & Services - 0.3%
Advent Software, Inc. (a)	1,600	66,960
Alliance Data Systems Corp. (a)(b)	147	42,458
Bankrate, Inc. (a)(b)	2,600	32,448
Gogo, Inc. (a)(b)	2,300	33,431
Infoblox, Inc. (a)(b)	2,500	46,675
Take-Two Interactive Software, Inc. (a)(b)	2,700	80,244
Vringo, Inc. (a)(b)	13,300	7,034
WebMD Health Corp. (a)(b)	1,300	50,375
		359,625
Technology Hardware & Equipment - 0.1%
Cray, Inc. (a)(b)	1,600	51,984
Ubiquiti Networks, Inc. (a)	1,700	44,701
		96,685
Telecommunication Services - 0.1%
Inteliquent, Inc. (a)	5,900	99,238
Transportation - 0.1%
Arkansas Best Corp. (a)	2,000	74,520
XPO Logistics, Inc. (a)(b)	2,000	73,580
		148,100
TOTAL COMMON STOCKS (Cost $2,904,148)		3,582,217

CONTINGENT VALUE RIGHTS - 0.0%
Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
Furiex Pharmaceuticals, Inc. (b)(d)(e) (Cost: $0; Acquistion Date: 05/23/2014)	500	4,885
Trius Therapeutics, Inc. (b)(d)(e) (Cost: $0; Acquistion Date: 08/12/2013)	3,300	–
		4,885
Telecommunication Services - 0.0%
Leap Wireless International, Inc. (b)(e)	2,700	6,804
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		11,689

SHORT-TERM INVESTMENTS - 98.6%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.07% (f)(g)	31,746	31,746
First American Government Obligations Fund - Class Z - 0.01% (f)(g)	31,746	31,746
First American Prime Obligations Fund - Class Z - 0.02% (f)(g)	31,747	31,747
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (f)(g)	31,746	31,746
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (f)(g)	31,746	31,746
		158,731

	PRINCIPAL AMOUNT
U.S. Treasury Bills - 98.5%
0.006%, 02/05/2015 (g)(h)	$10,000,000	9,999,994

(0.008)%, 02/12/2015 (g)(h)	11,400,000	11,400,028
0.011%, 02/19/2015 (g)(h)	17,100,000	17,099,905
0.006%, 02/26/2015 (g)(h)	12,800,000	12,799,950
0.013%, 03/05/2015 (g)(h)	29,130,000	29,129,666
0.000%, 03/12/2015 (g)(h)	9,300,000	9,300,000
0.015%, 03/19/2015 (g)(h)	15,800,000	15,799,697
0.005%, 03/26/2015 (g)(h)	4,200,000	4,199,969
0.005%, 04/02/2015 (g)(h)	13,500,000	13,499,918
		123,229,127
TOTAL SHORT-TERM INVESTMENTS (Cost $123,387,815)		123,387,858

TOTAL INVESTMENTS (Cost $126,291,963) - 101.5%		126,981,764
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%		(1,840,107)
TOTAL NET ASSETS - 100.0%		$125,141,657

Percentages are stated as a percent of net assets.

(a) All or portion of this security may be subject to call options written.
(b) Non-income producing security.
(c) Foreign issued security. Total foreign securities are $126,437 which represents 0.1% of net assets.
(d) Security is restricted to resale. The aggregate value of these securities at January 31, 2015 was $4,885 which represents 0.0% of net assets.
(e) Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $11,689, which represents 0.0% of net assets.
(f) Rate shown is the 7-day effective yield.
(g) All or portion of this security is held as collateral for put options written.
(h) Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Written Options (Unaudited)

DESCRIPTION	CONTRACTS	FAIR VALUE
CALL OPTIONS
CBOE Russell 2000, Expires 02/06/2015, Strike Price $1220.00	34	$1,870
TOTAL CALL OPTIONS		1,870
(Premiums Received $6,288)

PUT OPTIONS
CBOE Russell 2000, Expires 02/06/2015, Strike Price $1165.00	767	1,107,548
CBOE Russell 2000, Expires 02/06/2015, Strike Price $1170.00	100	171,500
CBOE Russell 2000, Expires 02/06/2015, Strike Price $1175.00	138	263,580
TOTAL PUT OPTIONS		1,542,628
(Premiums Received $1,415,394)

TOTAL WRITTEN OPTIONS		$1,544,498
(Premiums Received $1,421,682)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND
Schedule of Investments as of January 31, 2015 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 100.1%
Open-End Mutual Funds - 100.1%
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	6,463,211	$64,308,946
Stone Ridge U.S. Variance Risk Premium Fund - Class I (a)	12,612,988	128,778,611
TOTAL INVESTMENT COMPANIES (Cost $193,783,673)		193,087,557

SHORT-TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.07% (b)	14,639	14,639
First American Government Obligations Fund - Class Z - 0.01% (b)	14,639	14,639
First American Prime Obligations Fund - Class Z - 0.02% (b)	14,638	14,638
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (b)	14,638	14,638
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (b)	14,638	14,638
TOTAL SHORT-TERM INVESTMENTS (Cost $73,192)		73,192

TOTAL INVESTMENTS (Cost $193,856,865) - 100.1%		193,160,749
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(131,193)
TOTAL NET ASSETS - 100.0%		$193,029,556

Percentages are stated as a percent of net assets.
(a) Affiliated company. See Footnote 2.
(b) Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND
Schedule of Investments as of January 31, 2015 (Unaudited)
		FAIR
	SHARES	VALUE
COMMON STOCKS - 0.8%
Automobiles & Components - 0.0%
Toyota Motor Corp. - ADR	300	$38,655
Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA - ADR	403	3,433
Banco Santander SA - ADR	800	5,352
Barclays PLC - ADR	1,400	19,656
HSBC Holdings PLC - ADR	800	36,576
		65,017
Capital Goods - 0.0%
voxeljet AG - ADR (a)	5,200	43,056
Consumer Durables & Apparel - 0.1%
Sony Corp. - ADR	1,900	44,251
Consumer Services - 0.0%
Melco Crown Entertainment Ltd. - ADR (b)	1,700	40,800
Diversified Financials - 0.0%
Credit Suisse Group AG - ADR	1,600	33,664
Energy - 0.1%
BP PLC - ADR	1,000	38,830
Total SA - ADR	800	41,208
		80,038
Food, Beverage & Tobacco - 0.1%
Anheuser-Busch InBev NV - ADR	200	24,414
Diageo PLC - ADR	300	35,439
		59,853
Materials - 0.1%
ArcelorMittal SA - ADR	3,400	32,776
BHP Billiton Ltd. (c)	100	2,278
BHP Billiton Ltd. - ADR	100	4,633
Rio Tinto PLC - ADR	200	8,826
		48,513
Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
AstraZeneca PLC - ADR	500	35,520
GlaxoSmithKline PLC - ADR	900	39,600
GW Pharmaceuticals PLC - ADR (a)	600	43,782
Novo Nordisk A/S - ADR	900	40,104
		159,006
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV - ADR	300	31,182
Software & Services - 0.0%
SAP SE - ADR	600	39,216
Technology Hardware & Equipment - 0.0%
Nokia OYJ - ADR	4,900	37,240
Telefonaktiebolaget LM Ericsson - ADR	200	2,426
		39,666
Telecommunication Services - 0.1%
China Mobile Ltd. - ADR	500	32,660
Orange SA - ADR	200	3,516
Vodafone Group PLC - ADR (b)	1,000	35,130
		71,306
Utilities - 0.0%
National Grid PLC - ADR	500	35,170
TOTAL COMMON STOCKS (Cost $885,121)		829,393

SHORT-TERM INVESTMENTS - 97.4%
Money Market Funds - 72.1%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.07%(d)(e)	14,208,316	14,208,316
First American Government Obligations Fund - Class Z - 0.01%(d)(e)	14,261,230	14,261,230
First American Prime Obligations Fund - Class Z - 0.02%(d)(e)	14,261,257	14,261,257
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07%(d)(e)	14,261,230	14,261,230
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01%(d)(e)	14,261,230	14,261,230
		71,253,263

	PRINCIPAL
U.S. Treasury Bills - 25.3%	AMOUNT
(0.010)%, 02/12/2015 (e)(f)	$4,200,000	4,200,013
0.005%, 02/26/2015 (e)(f)	4,100,000	4,099,986
0.005%, 03/05/2015 (e)(f)	4,200,000	4,199,981
0.000%, 03/12/2015 (e)(f)	12,500,000	12,500,000
		24,999,980
TOTAL SHORT-TERM INVESTMENTS (Cost $96,253,243)		96,253,243

TOTAL INVESTMENTS (Cost $97,138,364) - 98.2%		97,082,636
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		1,750,660
TOTAL NET ASSETS - 100.0%		$98,833,296

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security may be subject to call options written.
(c)	Foreign issued security. Total foreign securities are $2,278 which represents 0.0% of net assets.
(d)	Rate shown is the 7-day effective yield.
(e)	All or portion of this security is held as collateral for put options written.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options (Unaudited)

DESCRIPTION	CONTRACTS	FAIR VALUE
CALL OPTIONS
Melco Crown Entertainment Ltd, Expires 02/06/2015, Strike Price $25.00	7	$175
Melco Crown Entertainment Ltd, Expires 02/06/2015, Strike Price $25.50	2	25
Melco Crown Entertainment Ltd, Expires 02/06/2015, Strike Price $26.00	4	30
Melco Crown Entertainment Ltd, Expires 02/06/2015, Strike Price $26.50	2	10
Vodafone Group PLC, Expires 02/13/2015, Strike Price $37.00	10	190
TOTAL CALL OPTIONS
(Premiums Received $262)		430

PUT OPTIONS
CAC 40 Index, Expires 02/20/2015, Strike Price EUR 4525.00	25	18,362
CAC 40 Index, Expires 02/20/2015, Strike Price EUR 4550.00	45	37,278
CAC 40 Index, Expires 02/20/2015, Strike Price EUR 4600.00	22	23,102
Eurex DAX, Expires 02/06/2015, Strike Price EUR 10700.00	134	79,463
Eurex DAX, Expires 02/06/2015, Strike Price EUR 10750.00	25	15,294
Eurex Euro STOXX 50 Index, Expires 02/06/2015, Strike Price EUR 3325.00	175	48,129
Eurex Euro STOXX 50 Index, Expires 02/06/2015, Strike Price EUR 3350.00	318	149,844
FTSE 100 Index, Expires 02/20/2015, Strike Price GBP 6700.00	108	122,816
FTSE 100 Index, Expires 02/20/2015, Strike Price GBP 6775.00	78	123,946

Hang Seng Index, Expires 02/26/2015, Strike Price HKD 24600.00	16	35,720
Nikkei-225 Stock Index, Expires 02/13/2015, Strike Price JPY 17500.00 (a)	50	109,391
Nikkei-225 Stock Index, Expires 02/13/2015, Strike Price JPY 17625.00 (a)	68	191,927
Nikkei-225 Stock Index, Expires 02/13/2015, Strike Price JPY 17750.00 (a)	45	146,440
S&P/ASX 200 Index, Expires 02/19/2015, Strike Price AUD 5500.00	75	21,545
S&P/ASX 200 Index, Expires 02/19/2015, Strike Price AUD 5525.00	47	15,953
S&P/ASX 200 Index, Expires 02/19/2015, Strike Price AUD 5575.00	40	17,391
Swiss Market Index, Expires 02/20/2015, Strike Price CHF 8400.00	105	187,084
TOTAL PUT OPTIONS
(Premiums Received $1,247,764)		1,343,685

TOTAL WRITTEN OPTIONS
(Premiums Received $1,248,026)		$1,344,115

(a) Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $447,758, which represents 0.5% of net assets.

The accompanying footnotes are an integral part of these Schedules of Investments

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND
Schedule of Investments as of January 31, 2015 (Unaudited)
		FAIR
	SHARES	VALUE
COMMON STOCKS - 1.5%
Automobiles & Components - 0.0%
Tata Motors Ltd. - ADR	300	$14,796
Banks - 0.1%
HDFC Bank Ltd. - ADR	200	11,396
ICICI Bank Ltd. - ADR	1,800	21,618
		33,014
Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. - ADR (a)	900	16,461
Diversified Financials - 0.1%
Noah Holdings Ltd. - ADR (a)	1,400	26,138
Energy - 0.0%
Petroleo Brasileiro SA - ADR (b)	3,200	19,232
Health Care Equipment & Services - 0.0%
Mindray Medical International Ltd. - ADR	700	19,152
Insurance - 0.1%
China Life Insurance Co. Ltd. - ADR	500	28,720
Materials - 0.1%
AngloGold Ashanti Ltd. - ADR (a)	1,100	13,618
Cemex SAB de CV - ADR (a)	1,800	16,002
Vale SA - ADR (b)	2,800	19,684
		49,304
Media - 0.0%
Grupo Televisa SAB - ADR	600	19,566
Real Estate - 0.0%
E-House China Holdings Ltd. - ADR	2,100	14,427
Retailing - 0.2%
Ctrip.com International Ltd. - ADR (a)(b)	500	23,778
E-commerce China Dangdang Inc. - ADR (a)	1,403	11,448
Qunar Cayman Islands Ltd. - ADR (a)	700	20,538
Vipshop Holdings Ltd. - ADR (a)(b)	1,000	22,390
		78,154
Semiconductors & Semiconductor Equipment - 0.2%
Himax Technologies, Inc. - ADR (b)	1,300	11,154
JA Solar Holdings Co. Ltd. - ADR (a)	2,100	16,800
JinkoSolar Holding Co. Ltd. - ADR (a)	1,100	19,602
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	800	18,168
Trina Solar Ltd. - ADR (a)	2,200	19,910
		85,634
Software & Services - 0.7%
21Vianet Group, Inc. - ADR (a)	1,100	18,205
58.com, Inc. - ADR (a)	500	19,235
Baidu, Inc. - ADR (a)	200	43,584
Bitauto Holdings Ltd. - ADR (a)	500	29,910
Changyou.com Ltd. - ADR (a)	800	22,440
ChinaCache International Holdings Ltd. - ADR (a)	2,161	23,123
Infosys Ltd. - ADR	600	20,448
KongZhong Corp. - ADR	2,100	11,235
Leju Holdings Ltd. - ADR (a)	105	1,069
NetEase, Inc. - ADR	300	32,775
NQ Mobile, Inc. - ADR (a)	400	1,372
Perfect World Co. Ltd. - ADR	1,200	22,740
Qihoo 360 Technology Co. Ltd. - ADR (a)(b)	500	29,260

Sky-mobi Ltd. - ADR (a)		3,600	12,924
SouFun Holdings Ltd. - ADR (b)		2,600	15,886
Youku Tudou, Inc. - ADR (a)(b)		1,200	20,112
YY, Inc. - ADR (a)(b)		300	21,594
			345,912
Telecommunication Services - 0.0%
America Movil SAB de CV - ADR		900	19,251
TOTAL COMMON STOCKS (Cost $784,803)			769,761

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Banco Bradesco SA		1,400	17,472
Itau Unibanco Holding SA - ADR		1,310	15,877
TOTAL PREFERRED STOCKS (Cost $38,226)			33,349

SHORT-TERM INVESTMENTS - 100.1%
Money Market Funds - 0.0%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.07%(c)(d)		4,766	4,766
First American Government Obligations Fund - Class Z - 0.01%(c)(d)		4,765	4,765
First American Prime Obligations Fund - Class Z - 0.02%(c)(d)		4,765	4,765
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07%(c)(d)		4,765	4,765
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01%(c)(d)		4,765	4,765
			23,826
		PRINCIPAL
		AMOUNT
U.S. Treasury Bills - 100.1%
0.011%, 02/05/2015 (c)(e)		$2,300,000	2,299,997
(0.010)%, 02/12/2015 (c)(e)		5,650,000	5,650,017
0.011%, 02/19/2015 (c)(e)		4,500,000	4,499,975
0.005%, 02/26/2015 (c)(e)		4,900,000	4,899,982
0.015%, 03/05/2015 (c)(e)		12,000,000	11,999,840
0.000%, 03/12/2015 (c)(e)		13,700,000	13,700,000
0.015%, 03/19/2015 (c)(e)		3,000,000	2,999,943
0.005%, 03/26/15 (c)(e)		1,300,000	1,299,990
0.005%, 04/02/2015 (c)(e)		5,300,000	5,299,968
			52,649,712
TOTAL SHORT-TERM INVESTMENTS (Cost $52,673,521)			52,673,538

TOTAL INVESTMENTS (Cost $53,496,550) - 101.7%			53,476,648
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%			(909,086)
TOTAL NET ASSETS - 100.0%			$52,567,562

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security may be subject to call options written.
(c)	All or a portion of this security is held as collateral for put options written.
(d)	Rate shown is the 7-day effective yield.
(e)		Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Written Options (Unaudited)

DESCRIPTION	CONTRACTS	FAIR VALUE
CALL OPTIONS
Ctrip.com International Ltd., Expires 02/06/2015, Strike Price $50.50	1	$20
Ctrip.com International Ltd., Expires 02/06/2015, Strike Price $51.00	1	15
Ctrip.com International Ltd., Expires 02/06/2015, Strike Price $52.00	1	5
Ctrip.com International Ltd., Expires 02/06/2015, Strike Price $52.50	1	7
Himax Technologies, Inc., Expires 02/06/2015, Strike Price $9.00	3	53
Himax Technologies, Inc., Expires 02/06/2015, Strike Price $9.50	5	25
Petroleo Brasileiro SA, Expires 02/13/2015, Strike Price $7.00	32	256
Qihoo 360 Technology Co. Ltd., Expires 02/06/2015, Strike Price $65.50	1	5
Qihoo 360 Technology Co. Ltd., Expires 02/06/2015, Strike Price $66.50	1	5
Qihoo 360 Technology Co. Ltd., Expires 02/06/2015, Strike Price $67.00	1	5
Soufun Holdings Ltd., Expires 02/06/2015, Strike Price $7.50	2	10
Soufun Holdings Ltd., Expires 02/06/2015, Strike Price $8.00	12	90
Vale SA, Expires 02/06/2015, Strike Price $7.50	8	52
Vale SA, Expires 02/06/2015, Strike Price $8.50	4	4
Vale SA, Expires 02/06/2015, Strike Price $9.00	4	12
Vale SA, Expires 02/13/2015, Strike Price $8.00	12	60
Vipshop Holdings Ltd., Expires 02/06/2015, Strike Price $24.00	3	15
Vipshop Holdings Ltd., Expires 02/13/2015, Strike Price $24.50	5	75
Youku Tudou, Inc., Expires 02/06/2015, Strike Price $18.00	4	40
Youku Tudou, Inc., Expires 02/13/2015, Strike Price $18.00	4	40
Youku Tudou, Inc., Expires 02/13/2015, Strike Price $18.50	2	10
YY, Inc., Expires 02/06/2015, Strike Price $80.00	2	20
TOTAL CALL OPTIONS
(Premiums Received $789)		824

PUT OPTIONS
iShares MSCI Brazil Capped ETF, Expires 02/06/2015, Strike Price $34.50	500	42,000
iShares MSCI Emerging Markets ETF, Expires 02/06/2015, Strike Price $39.00	1,700	76,500
iShares MSCI Emerging Markets ETF, Expires 02/06/2015, Strike Price $39.50	3,083	209,644
iShares MSCI Emerging Markets ETF, Expires 02/06/2015, Strike Price $40.00	1,699	181,793
iShares MSCI Emerging Markets ETF, Expires 02/13/2015, Strike Price $39.00	4,714	296,982
iShares MSCI Mexico Capped ETF, Expires 02/06/2015, Strike Price $56.50	225	19,350
iShares MSCI South Korea Capped ETF, Expires 02/20/2015, Strike Price $56.00	150	15,300
iShares China Large-Cap ETF, Expires 02/06/2015, Strike Price $41.50	500	36,500
Market Vectors Russia ETF, Expires 02/06/2015, Strike Price $14.50	156	6,240
TOTAL PUT OPTIONS
(Premiums Received $617,735)		884,309

TOTAL WRITTEN OPTIONS
(Premiums Received $618,524)		$885,133

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND
Schedule of Investments as of January 31, 2015 (Unaudited)
		FAIR
	SHARES	VALUE
INVESTMENT COMPANIES - 99.5%
Open-End Mutual Funds - 99.5%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	908,248	$8,537,530
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,814,278	17,616,642
TOTAL INVESTMENT COMPANIES (Cost $27,207,014)		26,154,172

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.07% (b)	38,518	38,518
First American Government Obligations Fund - Class Z - 0.01% (b)	38,518	38,518
First American Prime Obligations Fund - Class Z - 0.02% (b)	38,518	38,518
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (b)	38,518	38,518
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (b)	38,518	38,518
TOTAL SHORT-TERM INVESTMENTS (Cost $192,590)		192,590

TOTAL INVESTMENTS (Cost $27,399,604) - 100.2%		26,346,762
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(52,852)
TOTAL NET ASSETS - 100.0%		$26,293,910

Percentages are stated as a percent of net assets.
(a) Affiliated company. See Footnote 2.
(b) Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
Schedule of Investments as of January 31, 2015 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.5%
Open-End Mutual Funds - 99.5%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	1,229,551	$11,557,778
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	2,446,105	23,751,679
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	1,173,673	11,678,045
Stone Ridge U.S. Variance Risk Premium Fund - Class I (a)	2,286,004	23,340,105
TOTAL INVESTMENT COMPANIES (Cost $71,899,243)		70,327,607

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.07% (b)	56,451	56,451
First American Government Obligations Fund - Class Z - 0.01% (b)	56,451	56,451
First American Prime Obligations Fund - Class Z - 0.02% (b)	56,450	56,450
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (b)	56,450	56,450
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (b)	56,450	56,450
TOTAL SHORT-TERM INVESTMENTS (Cost $282,252)		282,252

TOTAL INVESTMENTS (Cost $72,181,495) - 99.9%		70,609,859
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		87,118
TOTAL NET ASSETS - 100.0%		$70,696,977

Percentages are stated as a percent of net assets.
(a) Affiliated company. See Footnote 2.
(b) Rate shown is the 7-day effective yield.

The accompanying footnotes are an intergral part of these Schedules of Investments.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows:
	Stone Ridge Reinsurance Risk Premium Fund	Stone Ridge High Yeild Reinsurance Risk Premium Fund	Stone Ridge U.S. Large Cap Variance Risk Premium Fund	Stone Ridge U.S. Small Cap Variance Risk Premium Fund	Stone Ridge U.S. Variance Risk Premium Master Fund	Stone Ridge International Developed Markets Variance Risk Premium Fund	Stone Ridge Emerging Markets Variance Risk Premium Fund	Stone Ridge International Variance Risk Premium Master Fund	Stone Ridge Global Equity Variance Risk Premium Master Fund

Cost of investments	$ 907,992,610	$ 384,941,655	$ 363,471,644	$ 126,291,963	$ 193,856,865	$ 97,138,364	$ 53,496,550	$ 27,399,604	$ 72,181,495
Gross unrealized appreciation	$ 39,498,976	$ 18,653,651	$ 14,362,753	$ 1,028,176	$ 594,317	$ 33,420	$ 78,878	$ -	$ -
Gross unrealized depreciation	(4,063,851)	(934,430)	(2,962,838)	(338,375)	(1,290,433)	(89,148)	(98,780)	(1,052,842)	(1,571,636)
Net unrealized appreciation (depreciation)	$ 35,435,125	$ 17,719,221	$ 11,399,915	$ 689,801	$ (696,116)	$ (55,728)	$ (19,902)	$ (1,052,842)	$ (1,571,636)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Funds’ shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the mean price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust.  Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

Event-linked bonds (catastrophe bonds) are valued using average firm bids from at least two independent brokers or at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide two independent broker firm bids or a market maker firm bid for event-linked bonds the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee (the “Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) determines that the indicative price or firm bid is reasonable. The Committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Adviser Valuation Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Event-linked bonds are valued on a weekly basis and on the last business day of each month. The Adviser monitors event-linked bonds daily for significant events that could affect the value of these investments.

Participation Notes and Preference Shares (“Quota Shares”) and private fund units are valued using at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide a market maker firm bid for Quota Shares, the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee determines that the indicative price or firm bid is reasonable. The committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Adviser Valuation Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Adviser Valuation Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Quota shares and private fund units are valued on a weekly basis and on the last business day of each month. The Advisor monitors Quota Shares and private fund units daily for significant events that could affect the value of these investments.

If market values are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board (“fair value pricing”). In these circumstances, the Funds determine fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate as further described below. The Committee has the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. For purposes of determining fair value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including, without limitation: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s (or insurance company’s) quote; (viii) recent primary and/or secondary market transactions that the Funds believe to be comparable; (ix) modeling or development of events; or (x) any combination of the above. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Domestic exchange-traded options are generally valued at the mean of their highest bid and lowest ask, taken across all exchanges where the options are traded.  Over the counter domestic options not traded on an exchange are valued at the mean of the bid and asked quotations. Foreign options are valued at the settlement price on the exchange on which they are primarily traded.

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Funds’ NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Funds may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Funds’ NAV. Events affecting the value of such securities held by the Funds that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Funds’ calculation of the NAV. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Funds may use fair valuation in accordance with the procedures approved by the Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period.  The following tables summarize the inputs used to value the Funds’ investments as of January 31, 2015.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Stone Ridge Reinsurance Risk Premium Fund
Assets
Event-Linked Bonds
Europe	$-	$11,631,967	$-	$11,631,967
Global	-	204,607,004	24,560,632	229,167,636
Japan	-	27,384,175	-	27,384,175
Mexico	-	8,776,065	-	8,776,065
Turkey	-	17,998,200	-	17,998,200
United States	-	454,967,525	1,494,448	456,461,973
Total Event-Linked Bonds	-	725,364,936	26,055,080	751,420,016
Participation Notes (Quota Shares) (1)	-	-	104,905,441	104,905,441
Preference Shares (Quota Shares) (1)	-	-	64,835,070	64,835,070
Money Market Funds	22,267,208	-	-	22,267,208
Total Assets	$22,267,208	$725,364,936	$195,795,591	$943,427,735

Other Financial Instruments*
Futures	$248,336	$-	$-	$248,336
Total	$248,336	$-	$-	$248,336

Stone Ridge High Yield Reinsurance Risk Premium Fund
Assets
Event-Linked Bonds
Europe	$-	$1,272,006	$-	$1,272,006
Global	-	84,771,046	16,581,949	101,352,995
Mexico	-	6,502,835	-	6,502,835
United States	-	204,421,801	427,584	204,849,385
Total Event-Linked Bonds	-	296,967,688	17,009,533	313,977,221
Participation Notes (Quota Shares) (1)	-	-	45,643,002	45,643,002
Preference Shares (Quota Shares) (1)	-	-	27,975,788	27,975,788
Money Market Funds	15,064,865	-	-	15,064,865
Total Assets	$15,064,865	$296,967,688	$90,628,323	$402,660,876

Other Financial Instruments*
Futures	$252,612	$-	$-	$252,612
Total	$252,612	$-	$-	$252,612

Stone Ridge U.S. Variance Risk Premium Fund
Assets
Common Stocks (1)	$70,426,382	$-	$-	$70,426,382
Contingent Value Rights (1)	-	-	5,744	5,744
Real Estate Investment Trusts (1)	2,484,874	-	-	2,484,874
Investment Companies - Closed End (1)	11,192	-	-	11,192
Rights (1)	27	-	-	27
Money Market Funds	95,254	-	-	95,254
U.S. Treasury Bills	-	301,848,086	-	301,848,086
Total Assets	$73,017,729	$301,848,086	$5,744	$374,871,559

Liabilities
Written Options	$-	$3,278,438	$-	$3,278,438
Total Liabilities	$-	$3,278,438	$-	$3,278,438

Other Financial Instruments*
Futures	$27,758	$-	$-	$27,758
Total	$27,758	$-	$-	$27,758

Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Assets
Common Stocks (1)	$3,582,217	$-	$-	$3,582,217
Contingent Value Rights (1)	-	-	11,689	11,689
Money Market Funds	158,731	-		158,731
U.S. Treasury Bills	-	123,229,127	-	123,229,127
Total Assets	$3,740,948	$123,229,127	$11,689	$126,981,764

Liabilities
Written Options	$-	$1,544,498	$-	$1,544,498
Total Liabilities	$-	$1,544,498	$-	$1,544,498

Stone Ridge U.S. Master Variance Risk Premium Fund (2)
Assets
Investment Companies - Open End	$193,087,557	$-	$-	$193,087,557
Money Market Funds	73,192	-		73,192
Total Assets	$193,160,749	$-	$-	$193,160,749

Stone Ridge International Developed Markets Variance Risk Premium Fund
Assets
Common Stocks (1)	$829,393	$-	$-	$829,393
Money Market Funds	71,253,263	-		71,253,263
U.S. Treasury Bills	-	24,999,980	-	24,999,980
Total Assets	$72,082,656	$24,999,980	$-	$97,082,636

Liabilities
Written Options	$895,927	$430	$447,758	$1,344,115
Total Liabilities	$895,927	$430	$447,758	$1,344,115

Stone Ridge Emerging Markets Variance Risk Premium Fund (2)
Assets
Common Stocks (1)	$769,761	$-	$-	$769,761
Preferred Stock (1)	33,349	-	-	33,349
Money Market Funds	23,826	-	-	23,826
U.S. Treasury Bills	-	52,649,712	-	52,649,712
Total Assets	$826,936	$52,649,712	$-	$53,476,648

Liabilities
Written Options	$-	$885,133	$-	$885,133
Total Liabilities	$-	$885,133	$-	$885,133

Stone Ridge International Master Variance Risk Premium Fund (2)
Assets
Investment Companies - Open End	$26,154,172	$-	$-	$26,154,172
Money Market Funds	192,590	-		192,590
Total Assets	$26,346,762	$-	$-	$26,346,762

Stone Ridge Global Equity Variance Risk Premium Master Fund (2)
Assets
Investment Companies - Open End	$70,327,607	$-	$-	$70,327,607
Money Market Funds	282,252	-		282,252
Total Assets	$70,609,859	$-	$-	$70,609,859

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation on the instrument.

(1) For further security characteristics, see the Funds' Schedules of Investments.

(2) The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended January 31, 2015, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	Stone Ridge Reinsurance Risk Premium Fund			Stone Ridge High Yield Reinsurance Risk Premium Fund			Stone Ridge U.S. Variance Risk Premium Fund	Stone Ridge U.S. Small Cap Variance Risk Premium Fund	Stone Ridge International Developed Markets Variance Risk Premium Fund
	Event-Linked Bonds	Participation Notes (Quota Shares)	Preference Shares (Quota Shares)	Event-Linked Bonds	Participation Notes (Quota Shares)	Preference Shares (Quota Shares)	Contingent Value Rights	Contingent Value Rights	Options
Beginning Balance - November 1, 2014	$ 4,386,608	$ 97,064,639	$ 50,275,537	$ 1,716,468	$ 42,288,327	$ 24,526,978	$ -	$ 11,689	$ 110,752
Acquisitions	21,623,000	4,000,000	11,900,418	15,263,000	1,500,000	2,349,141	5,744	-	334,989
Dispositions	-	-	-	-	-	-	-	-	(110,752)
Realized gains	-	-	-	-	-	-	-	-	-
Realized losses	-	-	-	-	-	-	-	-	-
Return of Capital	-	-	-	-	-	-	-	-	-
Change in unrealized appreciation	45,472	3,840,802	2,659,115	30,065	1,854,675	1,099,669	-	-	112,769
Transfers in/(out) of Level 3	-	-	-	-	-	-	-	-	-
Ending Balance - January 31, 2015	$ 26,055,080	$ 104,905,441	$ 64,835,070	$ 17,009,533	$ 45,643,002	$ 27,975,788	$ 5,744	$ 11,689	$ 447,758

The change in unrealized appreciation on positions still held in the Reinsurance Risk Premium Fund, High Yield Reinsurance Risk Premium Fund and the International Developed Markets Variance Risk Premium Fund were $6,545,389, $2,984,409 and $112,769, respectively.

Unobservable inputs included original transaction price, losses from severe weather events, and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads. Quota Shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2015.

Reinsurance Risk Premium Fund
Type of Security	Industry	Fair Value at 1/31/15	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Participation Notes (Quota Shares)	Financial Services	$42,988,628	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.2MM - $5.8MM $0.6MM - $9.8MM	$4.4MM $7.5MM

Preference Shares (Quota Shares)	Financial Services	$30,041,663	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.1MM - $4.2MM $0.5MM - $6.0MM	$1.5MM $2.9MM

High Yield Reinsurance Risk Premium Fund
Type of Security	Industry	Fair Value at 1/31/15	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Participation Notes (Quota Shares)	Financial Services	$20,962,874	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.1MM - $3.8MM $0.2MM - $6.0MM	$3.3MM $5.6MM

Preference Shares (Quota Shares)	Financial Services	$15,101,367	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.1MM - $0.6MM $0.3MM - $1.5MM	$$0.5MM $1.3MM

The Level 3 securities held in the Reinsurance Risk Premium Fund and the High Yield Reinsurance Risk Premium Fund not listed above were priced using cost or an indicative bid.

Derivative Transactions – The Reinsurance Funds, U.S. VRP Funds and the International VRP Funds engaged in derivatives and hedging activities during the period ended January 31, 2015. The use of derivatives included options and futures contracts. Further information regarding derivative activity for each Fund can be found in the Schedule of Investments.

Futures Contracts -- The Reinsurance Funds, U.S. VRP Funds and the International VRP Funds may purchase and sell futures contracts. The Reinsurance Funds, U.S. VRP Funds and the International Developed Markets VRP Fund held futures contracts during the period ended January 31, 2015. The U.S. VRP Funds and the International Developed Markets VRP Fund use futures contracts to maintain appropriate equity market exposure.  The Reinsurance Funds use futures contracts to hedge interest rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically- settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended January 31, 2015, were as follows:

	Reinsurance Risk Premium Fund	High Yield Reinsurance Risk Premium Fund	U.S. VRP Fund	U.S. Small Cap VRP Fund	International Developed Markets VRP Fund
Long futures contracts
Equity index contracts	$-	$-	$-	$-	$-
Total long futures contracts	$-	$-	$-	$-	$-
Short futures contracts
Equity index contracts	$-	$-	$1,938,690	$-	$-
U.S. Treasury contracts	$10,687,961	$5,406,152	$-	$-	$-
Total short futures contracts	$10,687,961	$5,406,152	$1,938,690	$-	$-

Options -- The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. VRP Funds and the International VRP Funds wrote call or put options during the period ended January 31, 2015. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period.  As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

The U.S. VRP Funds and the International VRP Funds engaged in options during the period ended January 31, 2015.  The average market value of written options for the period ended January 31, 2015, were as follows:

	U.S. VRP Fund	U.S. Small Cap VRP Fund	Stone Ridge International Developed Markets VRP Fund	Stone Ridge Emerging Markets VRP Fund
Written Options	$2,316,430	$1,225,024	$1,053,657	$645,040

None of the funds transacted in purchased options during the period ended January 31, 2015.

Transactions in options written during the period ended January 31, 2015 were as follows:

	U.S. Variance Risk Premium Fund		U.S. Small Cap Variance Risk Premium Fund
Call Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of year	2,909	$80,422	35	$4,023
Options written	41,393	913,902	343	70,357
Options terminated in closing transactions	(4,414)	(175,688)	(36)	(3,710)
Options exercised	(670)	(29,027)	(34)	(7,988)
Options expired	(35,509)	(673,197)	(274)	(56,394)
Outstanding, end of year	3,709	$116,412	34	$6,288

	International Developed Markets Variance Risk Premium Fund		Emerging Markets Variance Risk Premium Fund
Call Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	15	$259	4	$40
Options written	829	7,249	2,172	48,595
Options terminated in closing transactions	(46)	(280)	(925)	(39,584)
Options exercised	(45)	(561)	(211)	(1,281)
Options expired	(728)	(6,405)	(931)	(6,981)
Outstanding, end of period	25	$262	109	$789

	U.S. Variance Risk Premium Fund		U.S. Small Cap Variance Risk Premium Fund
Put Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of year	1,589	$1,870,244	1,040	$931,337
Options written	55,492	67,887,449	35,674	31,654,855
Options terminated in closing transactions	(52,921)	(64,488,862)	(31,542)	(28,994,684)
Options exercised	(1,055)	(1,013,189)	(1,251)	(736,421)
Options expired	(1,708)	(1,108,877)	(2,916)	(1,439,693)
Outstanding, end of period	1,397	$3,146,765	1,005	$1,415,394
	International Developed Markets Variance Risk Premium Fund		Emerging Markets Variance Risk Premium Fund
Put Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of year	1,077	$880,460	9,023	$305,488
Options written	34,561	21,484,679	224,917	8,627,304
Options terminated in closing transactions	(27,942)	(19,484,161)	(182,181)	(7,132,205)
Options exercised	(742)	(169,365)	(102)	(3,927)
Options expired	(5,578)	(1,463,849)	(38,930)	(1,178,925)
Outstanding, end of period	1,376	$1,247,764	12,727	$617,735

Balance Sheet -- Values of Derivatives at January 31, 2015

ASSET DERIVATIVES		LIABILITY DERIVATIVES
BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE
Reinsurance Risk Premium Fund
	Variation margin on futures contracts	$248,336	Options written, at Fair Value	N/A
Total		$248,336		$ -

High Yield Reinsurance Risk Premium Fund
	Variation margin on futures contracts	$252,612	Options written, at Fair Value	N/A
Total		$252,612		$ -

U.S. VRP Fund
	Variation margin on futures contracts	$27,758	Options written, at Fair Value	$3,278,438
Total		$27,758		$3,278,438

U.S. Small Cap VRP Fund
	N/A	N/A	Options written, at Fair Value	$1,544,498
Total		$ -		$1,544,498

International Developed Markets VRP Fund
	N/A	N/A	Options written, at Fair Value	$1,344,115
Total		$ -		$1,344,115

Emerging Markets VRP Fund
	N/A	N/A	Options written, at Fair Value	$885,133
Total		$ -		$885,133

2. Transactions with Affiliates
The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period ended January 31, 2015.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

U.S. Master Variance Risk Premium Fund
	November 1, 2014		Additions		Reductions
Issuer Name	Share Balance	Cost	Shares	Cost	Shares	Cost	Share Balance at January 31, 2015	Dividend Income	Realized Gain/(Loss)	Value at at January 31, 2015	Cost at at January 31, 2015

Stone Ridge U.S. Variance Risk Premium Fund - Class I	17,325,291	$ 176,787,239	225,686	$ 2,350,000	4,937,989	$ 50,952,945	12,612,988	$ 1,554,832	$ 1,047,055	$ 128,778,611	$ 128,184,294

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	9,065,224	92,471,327	139,628	1,400,000	2,741,641	28,271,948	6,463,211	775,340	(721,948)	$64,308,946	65,599,379
		$ 269,258,566						$ 2,330,172	$ 325,107	$ 193,087,557	$ 193,783,673

International Master Variance Risk Premium Fund
	November 1, 2014		Additions		Reductions					Value at	Cost at
Issuer Name	Share Balance	Cost	Shares	Cost	Shares	Cost	Share Balance at January 31, 2015	Dividend Income	Realized Gain/(Loss)	at January 31, 2015	at January 31, 2015

Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	1,754,434	$ 17,562,516	105,976	$ 1,020,042	46,132	$ 467,063	1,814,278	$ 170,042	$ (17,063)	$ 17,616,642	$ 18,115,495

Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I	853,068	8,561,229	60,449	585,137	5,269	54,847	908,248	85,137	(4,847)	8,537,530	9,091,519
		$ 26,123,745						$ 255,179	$ (21,910)	$ 26,154,172	$ 27,207,014

Global Equity Variance Risk Premium Master Fund
	November 14, 2014(1)		Additions		Reductions					Value at	Cost at
Issuer Name	Share Balance	Cost	Shares	Cost	Shares	Cost	Share Balance at January 31, 2015	Dividend Income	Realized Gain/(Loss)	at January 31, 2015	at January 31, 2015

Stone Ridge U.S. Variance Risk Premium Fund - Class I	-	$ -	2,290,821	$ 24,200,000	4,817	$ 51,012	2,286,004	$ 112,537	$ (1,012)	$ 23,340,105	$ 24,148,987

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	-	-	1,173,673	11,800,000	-	-	1,173,673	56,478	-	11,678,045	11,800,000

Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	-	-	2,451,202	23,900,000	5,097	49,745	2,446,105	112,692	255	23,751,679	23,850,256

Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I	-	-	1,229,551	12,100,000	-	-	1,229,551	57,737	-	11,557,778	12,100,000
		$ -						$ 339,444	$ (757)	$ 70,327,607	$ 71,899,243
(1) Commencement of operations.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Stone Ridge Trust

By (Signature and Title) /s/ Ross Stevens
                                           Ross Stevens, President

Date   March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ross Stevens
                                             Ross Stevens, President

Date   March 31, 2015

By (Signature and Title)* /s/ Patrick Kelly
                                              Patrick Kelly, Treasurer

Date   March 31, 2015

* Print the name and title of each signing officer under his or her signature.